UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

September 30, 2012

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	275,098	$279,203
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.557% 11/25/32		3,782	3,493
Total Agency Asset-Backed Securities (cost $277,677)			282,696

Agency Collateralized Mortgage Obligations – 1.51%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		837	948
Series 2002-T4 A3 7.50% 12/25/41		17,283	20,035
Series 2004-T1 1A2 6.50% 1/25/44		13,274	15,643
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		64,988	75,932
Series 2001-50 BA 7.00% 10/25/41		85,174	90,895
Series 2002-90 A1 6.50% 6/25/42		10,880	12,829
Series 2002-90 A2 6.50% 11/25/42		34,081	39,546
Series 2003-26 AT 5.00% 11/25/32		2,443,673	2,578,899
Series 2003-38 MP 5.50% 5/25/23		1,127,558	1,243,290
Series 2003-122 AJ 4.50% 2/25/28		23,628	23,910
Series 2005-110 MB 5.50% 9/25/35		272,264	299,664
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,583,579
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,892,681
Series 2010-96 DC 4.00% 9/25/25		3,245,000	3,543,285
Series 2010-116 Z 4.00% 10/25/40		81,236	87,747
•Fannie Mae Whole Loan
Series 2002-W6 2A1 6.628% 6/25/42		30,506	34,997
Series 2004-W9 2A1 6.50% 2/25/44		4,516	5,177
Series 2004-W11 1A2 6.50% 5/25/44		51,604	58,665
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		54,881	63,325
Series 2326 ZQ 6.50% 6/15/31		57,861	66,459
Series 2557 WE 5.00% 1/15/18		1,295,403	1,385,659
Series 2622 PE 4.50% 5/15/18		2,391,216	2,535,191
Series 2687 PG 5.50% 3/15/32		352,955	359,957
Series 2762 LG 5.00% 9/15/32		3,027,188	3,138,540
Series 2809 DC 4.50% 6/15/19		747,625	792,279
Series 3123 HT 5.00% 3/15/26		95,000	106,674
Series 3131 MC 5.50% 4/15/33		913,963	936,738
Series 3416 GK 4.00% 7/15/22		14,206	14,634
Series 3656 PM 5.00% 4/15/40		2,540,000	2,866,448
Series 4065 DE 3.00% 6/15/32		350,000	363,105
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		18,247	21,751
Series T-58 2A 6.50% 9/25/43		7,364	8,597
GNMA Series 2010-113 KE 4.50% 9/20/40		4,115,000	4,708,977
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		1,420,000	1,526,500
Total Agency Collateralized Mortgage Obligations (cost $28,753,463)			30,502,556

Agency Mortgage-Backed Securities – 9.74%
Fannie Mae
5.50% 1/1/13		1,938	1,951
6.50% 8/1/17		12,991	14,376
•Fannie Mae ARM
2.277% 10/1/33		16,699	17,333
2.705% 6/1/37		5,663	6,074
3.481% 11/1/35		300,033	322,998
5.155% 8/1/35		40,090	43,276
5.872% 8/1/37		230,040	250,536

Fannie Mae Relocation 15 yr 4.00% 9/1/20	215,866	226,910
Fannie Mae Relocation 30 yr
5.00% 11/1/33	7,991	8,638
5.00% 8/1/34	3,642	3,937
5.00% 11/1/34	21,425	23,161
5.00% 4/1/35	31,867	34,449
5.00% 10/1/35	68,131	73,652
5.00% 1/1/36	101,122	109,316
5.00% 2/1/36	39,888	43,120
Fannie Mae S.F. 15 yr
4.00% 11/1/25	4,853,363	5,276,083
5.00% 5/1/21	257,619	280,908
6.00% 12/1/22	936,402	1,034,494
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	8,553,000	8,987,332
2.50% 11/1/27	2,360,000	2,474,681
3.00% 10/1/27	23,004,000	24,384,239
Fannie Mae S.F. 20 yr 5.50% 8/1/28	1,032,138	1,133,151
Fannie Mae S.F. 30 yr
5.00% 5/1/34	6,274	6,857
5.00% 1/1/35	7,998	8,741
5.00% 2/1/35	531,383	583,987
5.00% 5/1/35	15,376	16,833
5.00% 6/1/35	27,400	29,997
5.00% 9/1/35	329,814	361,073
5.50% 2/1/37	760,333	834,746
6.00% 8/1/36	133,895	148,196
6.00% 9/1/36	560,129	619,955
6.00% 3/1/37	66,894	74,509
6.00% 8/1/37	1,264,822	1,399,915
6.00% 2/1/38	275,046	304,424
6.00% 5/1/38	3,381,886	3,743,098
6.00% 7/1/38	3,745,505	4,145,555
6.00% 12/1/38	36,912	40,774
6.00% 11/1/39	474,322	524,984
6.00% 1/1/40	4,078,397	4,514,002
6.00% 4/1/40	878,710	971,860
6.00% 6/1/40	6,870,796	7,604,652
6.00% 7/1/40	291,881	323,056
6.00% 2/1/41	2,824,005	3,149,548
6.50% 2/1/36	711,573	811,831
6.50% 3/1/36	712,896	814,213
7.50% 3/1/32	564	692
7.50% 4/1/32	2,037	2,511
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/42	72,583,000	77,845,267
3.50% 11/1/42	7,195,000	7,697,526
•Freddie Mac ARM
2.342% 12/1/33	43,665	45,663
2.502% 2/1/37	308,647	331,677
2.582% 4/1/34	2,690	2,875
2.76% 7/1/36	157,242	168,724
2.986% 6/1/37	422,599	454,313
3.96% 8/1/37	5,404	5,822
5.925% 10/1/37	4,423	4,812
6.11% 10/1/37	61,690	67,569
Freddie Mac Relocation 30 yr 5.00% 9/1/33	14,005	15,080

Freddie Mac S.F. 15 yr
4.50% 5/1/20	566,455	608,787
5.00% 6/1/18	194,590	209,064
Freddie Mac S.F. 30 yr
5.00% 3/1/34	25,510	28,615
5.00% 2/1/36	8,796	9,576
5.50% 7/1/38	753,814	821,489
5.50% 7/1/40	18,097,127	19,772,724
6.00% 2/1/36	1,017,762	1,120,424
6.00% 8/1/38	2,141,831	2,379,966
6.00% 10/1/38	3,037,905	3,375,669
6.00% 5/1/40	5,051,026	5,552,634
6.50% 8/1/38	235,564	268,739
GNMA I S.F. 30 yr 7.00% 12/15/34	267,706	314,763
Total Agency Mortgage-Backed Securities (cost $194,501,615)		196,888,402

Commercial Mortgage-Backed Securities – 4.00%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	1,890,000	1,988,940
BAML Commercial Mortgage Securities
•Series 2005-1 A5 5.343% 11/10/42	4,615,000	5,076,324
•Series 2005-6 A4 5.364% 9/10/47	1,280,000	1,441,649
•Series 2006-2 A4 5.917% 5/10/45	1,765,000	2,038,164
Series 2006-4 A4 5.634% 7/10/46	3,465,000	3,994,494
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	1,684,000	1,896,817
Series 2005-T20 A4A 5.297%10/12/42	870,000	978,802
Series 2006-PW12 A4 5.894% 9/11/38	1,230,000	1,414,889
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	1,900,000	1,947,403
•tCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	2,540,000	2,820,759
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.588% 2/15/39	72,207	75,412
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	3,230,000	3,854,789
•Series 2011-LC1A C 5.728% 11/10/46	1,870,000	2,128,054
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	2,310,000	2,473,264
Series 2005-GG4 A4 4.761% 7/10/39	2,070,000	2,230,050
Series 2005-GG4 A4A 4.751% 7/10/39	5,185,000	5,639,946
•Series 2006-GG6 A4 5.553% 4/10/38	1,815,000	2,061,530
#Series 2010-C1 A2 144A 4.592% 8/10/43	3,090,000	3,601,466
•#Series 2010-C1 C 144A 5.635% 8/10/43	1,010,000	1,161,352
•#Series 2011-GC3 C 144A 5.728% 3/10/44	1,915,000	2,089,441
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	6,780,000	7,521,860
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	973,625
Series 2005-LDP4 A4 4.918%10/15/42	2,321,000	2,541,929
Series 2005-LDP5 A4 5.359% 12/15/44	2,685,000	3,023,275
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	1,100,000	1,153,059
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	450,408	459,877
•Series 2005-CKI1 A6 5.39% 11/12/37	900,000	1,008,014
•Morgan Stanley Capital I Series 2007-T27 A4 5.823% 6/11/42	4,890,000	5,783,676
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.607% 2/15/33	100,000	97,874
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	1,890,000	2,227,008
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	3,845,000	4,355,101
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	2,460,000	2,813,559
Total Commercial Mortgage-Backed Securities (cost $72,395,491)		80,872,402

Convertible Bonds – 1.71%
AAR 1.75% exercise price $28.75, expiration date 1/1/26	1,014,000	1,016,535
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	1,109,000	1,132,566
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	889,000	606,187
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	1,185,000	1,167,225
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	834,000	791,779

Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	917,000	978,898
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	1,396,000	1,046,128
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	522,000	486,113
Chesapeake Energy
2.25% exercise price $85.81, expiration date 12/15/38	420,000	340,463
2.50% exercise price $51.14, expiration date 5/15/37	457,000	412,728
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	731,000	534,087
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	1,277,000	1,291,365
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	364,000	243,653
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	322,000	492,258
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	680,000	731,000
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	907,000	1,011,872
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	368,000	359,950
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	649,000	648,189
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	672,000	629,580
Intel 2.95% exercise price $29.96, expiration date 12/15/35	865,000	945,013
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	651,000	683,143
Jefferies Group 3.875% exercise price $37.55, expiration date 11/1/29	1,299,000	1,258,406
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	958,000	965,185
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	1,251,000	1,197,833
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	563,000	820,573
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	1,760,000	1,831,499
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	1,592,000	1,570,109
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	985,000	1,026,247
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	582,000	1,117,076
National Retail Properties 3.95% exercise price $23.51, expiration date 9/15/26	405,000	527,513
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	331,000	384,167
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	353,000	352,118
2.75% exercise price $42.13, expiration date 6/30/17	1,001,000	960,334
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	1,610,000	1,585,849
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	151,000	127,973
PHH 4.00% exercise price $25.80, expiration date 9/1/14	1,232,000	1,341,339
*Rovi 2.625% exercise price $47.36, expiration date 2/10/40	403,000	400,733
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	822,000	934,511
SBA Communications 4.00% exercise price $30.38, expiration date 7/22/14	380,000	807,025
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	412,000	432,858
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	597,000	594,761
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	561,000	857,979
Total Convertible Bonds (cost $33,064,273)		34,642,820

Corporate Bonds – 48.19%
Automotive – 0.89%
America Axle & Manufacturing 7.875% 3/1/17	1,450,000	1,515,250
ArvinMeritor 8.125% 9/15/15	2,010,000	2,120,550
*Chrysler Group 8.25% 6/15/21	1,050,000	1,123,500
Ford Motor 7.45% 7/16/31	3,045,000	3,802,443
Ford Motor Credit
3.984% 6/15/16	1,625,000	1,714,232
5.00% 5/15/18	3,075,000	3,364,736
12.00% 5/15/15	1,445,000	1,802,638
#Hyundai Capital America 144A 2.125% 10/2/17	2,000,000	2,002,642
Tomkins 9.00% 10/1/18	410,000	459,200
		17,905,191
Banking – 5.19%
Abbey National Treasury Services 4.00% 4/27/16	2,245,000	2,336,812
AgriBank 9.125% 7/15/19	2,750,000	3,654,445
*#Banco Santander Chile 144A 3.875% 9/20/22	1,330,000	1,337,461
*Bancolombia 5.125% 9/11/22	1,618,000	1,642,270

Bank of America
3.75% 7/12/16		1,490,000	1,582,255
5.70% 1/24/22		4,590,000	5,401,218
BB&T
3.95% 3/22/22		910,000	990,997
5.25% 11/1/19		10,782,000	12,494,730
Capital One Capital V 10.25% 8/15/39		1,815,000	1,878,525
City National 5.25% 9/15/20		2,635,000	2,864,464
#CoBank 144A 7.875% 4/16/18		2,634,000	3,300,963
•Fifth Third Capital Trust IV 6.50% 4/15/37		3,570,000	3,592,313
•#HBOS Capital Funding 144A 6.071% 6/29/49		1,240,000	970,300
#HSBC Bank 144A 4.75% 1/19/21		2,695,000	3,096,094
HSBC Holdings 4.00% 3/30/22		5,140,000	5,525,742
JPMorgan Chase
2.92% 9/19/17	CAD	3,311,000	3,371,451
3.25% 9/23/22	USD	1,975,000	2,006,691
6.00% 10/1/17		3,230,000	3,826,510
KeyBank 6.95% 2/1/28		4,255,000	5,244,036
KeyCorp 5.10% 3/24/21		2,190,000	2,565,497
Morgan Stanley 7.60% 8/8/17	NZD	1,818,000	1,574,174
•National City Bank 0.78% 6/7/17	USD	1,905,000	1,823,131
PNC Bank 6.875% 4/1/18		5,710,000	7,102,138
•#PNC Preferred Funding Trust II 144A 1.611% 3/31/49		2,500,000	2,075,000
•SunTrust Bank 0.721% 8/24/15		1,965,000	1,896,950
SVB Financial Group 5.375% 9/15/20		865,000	987,193
U.S. Bank 4.95% 10/30/14		1,755,000	1,905,523
US Bancorp 2.95% 7/15/22		1,800,000	1,820,943
•USB Capital IX 3.50% 10/29/49		7,105,000	6,097,085
Wachovia
•0.825% 10/15/16		1,755,000	1,699,814
5.60% 3/15/16		4,065,000	4,581,897
Wells Fargo
3.50% 3/8/22		590,000	630,479
4.75% 2/9/15		2,165,000	2,342,902
Zions Bancorp
4.50% 3/27/17		1,895,000	1,958,119
7.75% 9/23/14		550,000	602,267
			104,780,389
Basic Industry – 5.39%
*AK Steel 7.625% 5/15/20		695,000	611,600
Alcoa
5.40% 4/15/21		2,795,000	2,938,806
6.75% 7/15/18		2,680,000	3,099,313
#Anglo American Capital 144A
2.625% 4/3/17		4,095,000	4,146,879
2.625% 9/27/17		1,975,000	1,984,018
4.125% 9/27/22		455,000	457,702
ArcelorMittal
*6.50% 2/25/22		1,065,000	1,050,813
9.85% 6/1/19		3,325,000	3,834,756
Barrick Gold 3.85% 4/1/22		6,945,000	7,305,118
Barrick North America Finance 4.40% 5/30/21		1,145,000	1,247,969
Cabot
2.55% 1/15/18		2,535,000	2,602,350
3.70% 7/15/22		1,400,000	1,433,242
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		1,059,000	1,067,154
•#Cemex SAB 144A 5.362% 9/30/15		2,893,000	2,770,048
Century Aluminum 8.00% 5/15/14		1,229,000	1,250,508
CF Industries
6.875% 5/1/18		4,030,000	4,911,562
7.125% 5/1/20		1,165,000	1,464,988
#CODELCO 144A 3.00% 7/17/22		2,830,000	2,859,282

Compass Minerals International 8.00% 6/1/19		904,000	980,840
Domtar 4.40% 4/1/22		1,655,000	1,697,815
Dow Chemical 8.55% 5/15/19		9,021,000	12,112,965
*#Essar Steel Algoma 144A 9.875% 6/15/15		1,305,000	1,040,738
*#FMG Resources August 2006 144A
6.875% 4/1/22		380,000	349,125
7.00% 11/1/15		875,000	875,000
Freeport-McMoran Copper & Gold 3.55% 3/1/22		2,310,000	2,316,930
Georgia-Pacific
8.00% 1/15/24		5,225,000	7,146,498
#144A 8.25% 5/1/16		455,000	489,694
#HD Supply 144A 11.00% 4/15/20		600,000	667,500
Headwaters 7.625% 4/1/19		1,585,000	1,616,700
Hexion US Finance 8.875% 2/1/18		1,165,000	1,202,863
International Paper
4.75% 2/15/22		2,060,000	2,343,571
6.00% 11/15/41		720,000	880,642
9.375% 5/15/19		505,000	683,767
LyondellBasell Industries
5.75% 4/15/24		1,810,000	2,067,925
6.00% 11/15/21		1,000,000	1,145,000
#MacDermid 144A 9.50% 4/15/17		1,111,000	1,165,161
#Mexichem SAB 144A 4.875% 9/19/22		1,270,000	1,292,225
Mohawk Industries 6.125% 1/15/16		621,000	701,730
Momentive Performance Materials 11.50% 12/1/16		690,000	393,300
#Newcrest Finance 144A 4.20% 10/1/22		1,255,000	1,266,024
Norcraft Finance 10.50% 12/15/15		715,000	722,150
Nortek 8.50% 4/15/21		1,380,000	1,476,600
Novelis 8.75% 12/15/20		1,475,000	1,640,938
Ply Gem Industries 13.125% 7/15/14		675,000	723,938
=@Port Townsend 12.431% 8/27/13		223,687	24,606
Rio Tinto Finance USA
1.625% 8/21/17		335,000	336,065
2.875% 8/21/22		3,315,000	3,307,296
Ryerson
•7.82% 11/1/14		457,000	459,285
#144A 9.00% 10/15/17		795,000	815,869
#144A 11.25% 10/15/18		330,000	332,063
12.00% 11/1/15		1,155,000	1,195,425
Smurfit Kappa Funding 7.75% 4/1/15		945,000	956,765
Teck Resources
3.00% 3/1/19		1,150,000	1,165,895
3.75% 2/1/23		2,280,000	2,260,267
Vale Overseas 4.375% 1/11/22		5,720,000	6,041,240
			108,930,523
Brokerage – 0.69%
•Bear Stearns
3.945% 4/24/14	AUD	3,300,000	3,381,431
4.00% 12/7/12	AUD	1,440,000	1,493,672
Jefferies Group
6.25% 1/15/36	USD	695,000	695,000
6.45% 6/8/27		878,000	904,340
Lazard Group 6.85% 6/15/17		4,829,000	5,455,577
#Nuveen Investments 144A 9.50% 10/15/20		1,995,000	1,995,000
			13,925,020
Capital Goods – 0.76%
Anixter 10.00% 3/15/14		426,000	465,405
Berry Plastics 9.75% 1/15/21		1,155,000	1,322,475
Case New Holland 7.75% 9/1/13		1,000,000	1,051,250
#Consolidated Container 144A 10.125% 7/15/20		635,000	679,450
Kratos Defense & Security Solutions 10.00% 6/1/17		565,000	613,025
#Plastipak Holdings 144A 10.625% 8/15/19		873,000	1,003,950

Reynolds Group Issuer 9.00% 4/15/19		3,065,000	3,141,625
TriMas 9.75% 12/15/17		653,000	757,480
#URS 144A 5.00% 4/1/22		1,860,000	1,913,901
#Votorantim Cimentos 144A 7.25% 4/5/41		4,135,000	4,496,812
			15,445,373
Communications – 6.14%
America Movil SAB
3.125% 7/16/22		1,330,000	1,373,866
5.00% 3/30/20		2,720,000	3,198,179
American Tower
4.70% 3/15/22		910,000	1,000,126
5.90% 11/1/21		6,670,000	7,927,261
CCO Holdings
5.25% 9/30/22		725,000	732,250
7.375% 6/1/20		220,000	246,675
CenturyLink 5.80% 3/15/22		3,230,000	3,521,165
Citizens Communications 6.25% 1/15/13		336,000	341,040
Clear Channel Communications 9.00% 3/1/21		635,000	568,325
Clear Channel Worldwide Holdings 7.625% 3/15/20		940,000	919,400
#Clearwire Communications 144A 12.00% 12/1/15		1,194,000	1,184,835
#Columbus International 144A 11.50% 11/20/14		1,925,000	2,156,000
Cricket Communications 7.75% 10/15/20		1,360,000	1,332,800
Crown Castle International 9.00% 1/15/15		270,000	290,925
#Crown Castle Towers 144A 4.883% 8/15/20		9,485,000	10,691,112
#Deutsche Telekom International Finance 144A
2.25% 3/6/17		3,365,000	3,445,434
3.125% 4/11/16		2,015,000	2,120,749
#Digicel Group 144A
8.25% 9/1/17		185,000	201,650
8.25% 9/30/20		1,795,000	1,893,725
10.50% 4/15/18		280,000	307,300
DIRECTV Holdings
3.80% 3/15/22		5,100,000	5,258,624
5.15% 3/15/42		900,000	919,128
DISH DBS
#144A 5.875% 7/15/22		600,000	618,000
7.875% 9/1/19		1,140,000	1,330,950
Entravision Communications 8.75% 8/1/17		601,000	652,085
Historic TW 6.875% 6/15/18		5,060,000	6,420,851
Intelsat Bermuda
11.25% 2/4/17		1,545,000	1,639,631
#PIK 144A 11.50% 2/4/17		610,000	648,888
Intelsat Jackson Holdings 7.25% 10/15/20		835,000	902,844
Interpublic Group 4.00% 3/15/22		3,160,000	3,316,793
Level 3 Communications 11.875% 2/1/19		610,000	695,400
Level 3 Financing 10.00% 2/1/18		930,000	1,039,275
MetroPCS Wireless 6.625% 11/15/20		655,000	688,569
#Nara Cable Funding 144A 8.875% 12/1/18		1,770,000	1,623,975
NBCUniversal Media
2.875% 1/15/23		1,165,000	1,162,868
4.45% 1/15/43		1,280,000	1,275,635
Nielsen Finance
11.50% 5/1/16		383,000	429,918
11.625% 2/1/14		368,000	416,760
NII Capital 7.625% 4/1/21		1,400,000	1,120,000
#Oi 144A
5.75% 2/10/22		3,731,000	3,917,550
9.75% 9/15/16	BRL	1,108,000	576,699
PAETEC Holding 8.875% 6/30/17	USD	698,000	760,820
Qwest 6.75% 12/1/21		1,725,000	2,076,634
#Sinclair Television Group 144A 9.25% 11/1/17		785,000	873,313
#Sirius XM Radio 144A 8.75% 4/1/15		1,083,000	1,237,328

Sprint Capital 8.75% 3/15/32	685,000	712,400
Sprint Nextel
6.00% 12/1/16	565,000	584,775
8.375% 8/15/17	600,000	670,500
9.125% 3/1/17	1,165,000	1,325,188
Telecom Italia Capital 5.25% 10/1/15	310,000	327,050
Telefonica Emisiones
5.462% 2/16/21	950,000	933,375
6.421% 6/20/16	2,495,000	2,641,581
Telesat Canada
#144A 6.00% 5/15/17	760,000	794,200
12.50% 11/1/17	391,000	436,943
Time Warner Cable
4.50% 9/15/42	20,000	20,027
5.85% 5/1/17	580,000	691,579
8.25% 4/1/19	3,485,000	4,683,843
#Univision Communications 144A 6.875% 5/15/19	1,130,000	1,169,550
#UPC Holding 144A 9.875% 4/15/18	590,000	651,950
#UPCB Finance III 144A 6.625% 7/1/20	1,870,000	1,968,175
#VimpelCom 144A 7.748% 2/2/21	910,000	974,838
#VimpelCom Holdings 144A
•4.362% 6/29/14	1,670,000	1,681,869
7.504% 3/1/22	318,000	334,298
Virgin Media Finance 8.375% 10/15/19	850,000	971,125
Virgin Media Secured Finance 6.50% 1/15/18	7,925,000	8,717,499
#Vivendi 144A
3.45% 1/12/18	1,700,000	1,734,721
6.625% 4/4/18	4,275,000	4,987,985
Vodafone Group 2.50% 9/26/22	1,915,000	1,916,341
West 7.875% 1/15/19	425,000	439,875
#Wind Acquisition Finance 144A 11.75% 7/15/17	975,000	923,813
Windstream
7.875% 11/1/17	235,000	263,788
8.125% 8/1/13	455,000	480,025
		124,092,668
Consumer Cyclical – 1.46%
CKE Restaurants 11.375% 7/15/18	958,000	1,116,070
#Daimler Finance North America 144A 2.25% 7/31/19	2,595,000	2,588,110
Dave & Buster's 11.00% 6/1/18	350,000	397,250
Delphi 6.125% 5/15/21	1,865,000	2,074,813
Dollar General 4.125% 7/15/17	515,000	540,750
Ebay 4.00% 7/15/42	5,385,000	5,264,553
Hanesbrands 6.375% 12/15/20	1,070,000	1,166,300
Levi Strauss 7.625% 5/15/20	320,000	347,200
Lowe's 3.12% 4/15/22	2,790,000	2,899,195
Macy’s 5.90% 12/1/16	2,550,000	2,979,887
*Quiksilver 6.875% 4/15/15	1,220,000	1,220,000
Rite Aid 9.25% 3/15/20	325,000	334,750
#Sealy Mattress 144A 10.875% 4/15/16	271,000	296,745
Walgreen 3.10% 9/15/22	3,815,000	3,879,828
Wyndham Worldwide
4.25% 3/1/22	1,045,000	1,076,042
5.625% 3/1/21	1,610,000	1,779,261
5.75% 2/1/18	1,390,000	1,566,861
		29,527,615
Consumer Non-Cyclical – 4.52%
Amgen
3.625% 5/15/22	2,245,000	2,371,627
3.875% 11/15/21	1,150,000	1,238,084
5.375% 5/15/43	1,225,000	1,425,242
Bio-Rad Laboratories 8.00% 9/15/16	515,000	566,500
*#Brasil Foods 144A 5.875% 6/6/22	3,200,000	3,504,000

CareFusion 6.375% 8/1/19	8,080,000	9,690,084
Celgene
3.25% 8/15/22	1,940,000	1,962,535
3.95% 10/15/20	2,215,000	2,386,842
Constellation Brands
4.625% 3/1/23	610,000	625,250
6.00% 5/1/22	1,135,000	1,296,738
Del Monte 7.625% 2/15/19	1,635,000	1,690,181
#Dole Food 144A 8.00% 10/1/16	705,000	741,131
Energizer Holdings 4.70% 5/24/22	4,080,000	4,335,982
#Express Scripts Holding 144A
2.65% 2/15/17	4,085,000	4,285,104
4.75% 11/15/21	745,000	863,625
#Heineken 144A 3.40% 4/1/22	3,935,000	4,106,582
Ingles Markets 8.875% 5/15/17	851,000	921,208
Jarden
6.125% 11/15/22	680,000	737,800
7.50% 1/15/20	365,000	405,150
#Kraft Foods Group 144A 5.00% 6/4/42	2,155,000	2,413,809
Kroger 3.40% 4/15/22	1,090,000	1,137,528
Laboratory Corporation of America Holdings
2.20% 8/23/17	4,165,000	4,258,917
3.75% 8/23/22	3,565,000	3,738,006
Molson Coors Brewing 5.00% 5/1/42	15,000	16,826
NBTY 9.00% 10/1/18	1,635,000	1,827,113
#Pernod-Ricard 144A
2.95% 1/15/17	1,230,000	1,284,551
5.75% 4/7/21	1,850,000	2,204,821
Quest Diagnostics 4.70% 4/1/21	3,205,000	3,607,811
#SABMiller Holdings 144A
2.45% 1/15/17	1,820,000	1,905,587
3.75% 1/15/22	5,865,000	6,381,588
*Safeway 4.75% 12/1/21	2,870,000	2,931,438
Scotts Miracle-Gro 6.625% 12/15/20	540,000	584,550
Tops Markets 10.125% 10/15/15	510,000	539,963
Tyson Foods 4.50% 6/15/22	2,515,000	2,647,038
#Woolworths 144A
3.15% 4/12/16	975,000	1,025,326
4.55% 4/12/21	930,000	1,041,653
Yale University 2.90% 10/15/14	3,520,000	3,701,322
Zimmer Holdings
3.375% 11/30/21	2,700,000	2,834,266
4.625% 11/30/19	3,610,000	4,132,241
		91,368,019
Electric – 3.43%
Ameren Illinois 9.75% 11/15/18	5,810,000	8,150,124
#American Transmission Systems 144A 5.25% 1/15/22	4,370,000	5,079,802
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	2,604,000	2,909,970
CMS Energy
4.25% 9/30/15	5,345,000	5,686,016
6.25% 2/1/20	1,695,000	1,968,334
ComEd Financing III 6.35% 3/15/33	2,015,000	2,045,225
Commonwealth Edison 3.80% 10/1/42	400,000	406,408
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,140,712
•FPL Group Capital
6.35% 10/1/66	3,675,000	3,898,932
6.65% 6/15/67	195,000	209,251
Great Plains Energy 5.292% 6/15/22	3,250,000	3,650,816
•Integrys Energy Group 6.11% 12/1/66	2,310,000	2,427,722
Ipalco Enterprises 5.00% 5/1/18	1,370,000	1,441,925
Jersey Central Power & Light 5.625% 5/1/16	495,000	572,666

LG&E & KU Energy
3.75% 11/15/20	2,635,000	2,745,085
4.375% 10/1/21	3,430,000	3,767,591
Pennsylvania Electric 5.20% 4/1/20	3,195,000	3,603,736
PPL Capital Funding
4.20% 6/15/22	740,000	790,303
•6.70% 3/30/67	1,330,000	1,384,600
Public Service Company of Oklahoma 5.15% 12/1/19	3,595,000	4,187,276
Puget Energy 6.00% 9/1/21	1,065,000	1,193,204
•Puget Sound Energy 6.974% 6/1/67	4,314,000	4,604,017
SCANA 4.125% 2/1/22	2,260,000	2,323,940
•Wisconsin Energy 6.25% 5/15/67	4,880,000	5,202,412
		69,390,067
Energy – 5.04%
Antero Resources Finance 9.375% 12/1/17	545,000	604,950
Comstock Resources 7.75% 4/1/19	440,000	444,400
Continental Resources 5.00% 9/15/22	805,000	843,238
Copano Energy 7.75% 6/1/18	820,000	865,100
Ecopetrol 7.625% 7/23/19	3,426,000	4,402,410
#ENI 144A 4.15% 10/1/20	3,855,000	3,888,161
EOG Resources 2.625% 3/15/23	3,665,000	3,712,938
*Forest Oil 7.25% 6/15/19	907,000	904,733
#Gazprom Neft 144A 4.375% 9/19/22	1,550,000	1,550,000
#Helix Energy Solutions Group 144A 9.50% 1/15/16	663,000	692,835
#Hercules Offshore 144A 10.50% 10/15/17	1,345,000	1,424,019
#Hilcorp Energy I 144A 7.625% 4/15/21	640,000	707,200
Holly 9.875% 6/15/17	435,000	479,044
#IPIC GMTN 144A 5.50% 3/1/22	1,688,000	1,899,000
Linn Energy
#144A 6.25% 11/1/19	250,000	249,063
#144A 6.50% 5/15/19	210,000	211,050
8.625% 4/15/20	615,000	676,500
Lukoil International Finance 6.125% 11/9/20	3,480,000	3,946,320
#Murray Energy 144A 10.25% 10/15/15	1,070,000	1,053,950
Newfield Exploration 5.625% 7/1/24	445,000	494,506
PDC Energy 12.00% 2/15/18	692,000	757,740
Pemex Project Funding Master Trust 6.625% 6/15/35	1,020,000	1,285,200
Petrobras International Finance
3.50% 2/6/17	1,561,000	1,636,448
3.875% 1/27/16	2,235,000	2,375,380
5.375% 1/27/21	4,437,000	5,021,668
Petrohawk Energy 7.25% 8/15/18	3,185,000	3,622,807
Petroleos de Venezuela 9.00% 11/17/21	8,460,000	7,317,899
Petroleos Mexicanos 5.50% 6/27/44	3,090,000	3,406,725
Pride International 6.875% 8/15/20	8,765,000	11,113,388
*Quicksilver Resources 9.125% 8/15/19	655,000	625,525
Range Resources
5.75% 6/1/21	390,000	421,200
8.00% 5/15/19	1,167,000	1,301,205
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	1,447,089	1,584,562
#Samson Investment 144A 9.75% 2/15/20	300,000	309,375
SandRidge Energy
7.50% 3/15/21	360,000	372,600
#144A 8.125% 10/15/22	610,000	650,413
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	2,190,000	2,276,266
Talisman Energy 5.50% 5/15/42	4,625,000	5,228,405
#TNK-BP Finance 144A 7.50% 7/18/16	1,810,000	2,100,505
Total Capital International 2.70% 1/25/23	2,390,000	2,441,557
Transocean
3.80% 10/15/22	1,970,000	1,984,306
5.05% 12/15/16	4,335,000	4,848,810
Weatherford International
4.50% 4/15/22	3,340,000	3,499,682
9.625% 3/1/19	2,550,000	3,323,321

#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,419,109
8.75% 3/1/19		3,000,000	3,945,393
			101,918,906
Finance Companies – 1.99%
#CDP Financial 144A
4.40% 11/25/19		4,590,000	5,282,948
5.60% 11/25/39		3,200,000	4,111,536
E Trade Financial 12.50% 11/30/17		1,557,000	1,776,926
General Electric Capital
3.15% 9/7/22		1,850,000	1,862,240
#144A 3.80% 6/18/19		1,805,000	1,907,504
5.50% 2/1/17	NZD	2,280,000	1,986,355
6.00% 8/7/19	USD	8,370,000	10,195,044
•6.25% 12/15/49		2,100,000	2,225,945
•7.125% 12/15/49		1,800,000	2,013,788
#Grupo Aval 144A 4.75% 9/26/22		405,000	399,938
•#ILFC E-Capital Trust I 144A 4.52% 12/21/65		545,000	373,325
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		760,000	604,200
International Lease Finance
5.875% 4/1/19		815,000	868,208
6.25% 5/15/19		1,898,000	2,049,840
8.25% 12/15/20		795,000	948,038
8.75% 3/15/17		950,000	1,116,250
#Temasek Financial I 144A 2.375% 1/23/23		2,365,000	2,374,207
			40,096,292
Healthcare – 0.95%
Accellent 8.375% 2/1/17		635,000	655,638
Biomet
#144A 6.50% 8/1/20		720,000	747,900
#144A 6.50% 10/1/20		215,000	211,775
11.625% 10/15/17		673,000	717,586
Boston Scientific 6.00% 1/15/20		2,015,000	2,398,753
Community Health Systems 8.00% 11/15/19		460,000	507,150
HCA 7.50% 2/15/22		1,245,000	1,416,188
HCA Holdings 7.75% 5/15/21		1,405,000	1,538,475
#Kinetic Concepts 144A 12.50% 11/1/19		1,095,000	1,040,250
#Multiplan 144A 9.875% 9/1/18		1,390,000	1,542,900
#Mylan 144A 6.00% 11/15/18		1,310,000	1,395,150
Radnet Management 10.375% 4/1/18		570,000	578,550
Thermo Fisher Scientific
1.85% 1/15/18		1,350,000	1,374,120
3.15% 1/15/23		3,950,000	4,086,377
Watson Pharmaceuticals 3.25% 10/1/22		970,000	984,468
			19,195,280
Insurance – 2.14%
Alleghany 4.95% 6/27/22		1,515,000	1,654,015
American International Group
4.875% 6/1/22		835,000	942,850
5.85% 1/16/18		285,000	331,346
8.25% 8/15/18		2,515,000	3,241,915
•Chubb 6.375% 3/29/67		3,000,000	3,210,000
#Highmark 144A
4.75% 5/15/21		1,235,000	1,269,055
6.125% 5/15/41		515,000	542,588
*•ING Groep 5.775% 12/29/49		1,495,000	1,367,925
#ING US 144A 5.50% 7/15/22		2,110,000	2,205,283
#Liberty Mutual Group 144A
4.95% 5/1/22		2,210,000	2,316,069
6.50% 5/1/42		2,450,000	2,661,290
•7.00% 3/15/37		790,000	754,450

MetLife
3.048% 12/15/22	1,270,000	1,286,678
6.40% 12/15/36	75,000	79,056
6.817% 8/15/18	2,630,000	3,313,461
#MetLife Capital Trust X 144A 9.25% 4/8/38	3,120,000	4,134,000
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	605,000	661,039
Prudential Financial
3.875% 1/14/15	1,020,000	1,083,967
4.50% 11/15/20	785,000	874,513
4.50% 11/16/21	585,000	646,573
6.00% 12/1/17	1,880,000	2,227,994
=#‡tTwin Reefs Pass Through Trust 144A 0.00% 12/29/49	600,000	0
WellPoint 3.30% 1/15/23	4,840,000	4,905,970
•XL Capital 6.50% 12/31/49	1,210,000	1,119,250
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	2,275,000	2,422,875
		43,252,162
Natural Gas – 2.94%
AmeriGas Finance
6.75% 5/20/20	180,000	192,600
7.00% 5/20/22	285,000	307,800
AmeriGas Partners
6.50% 5/20/21	349,000	368,195
CenterPoint Energy 5.95% 2/1/17	2,590,000	3,037,044
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,290,000	3,496,517
El Paso Pipeline Partners Operating 6.50% 4/1/20	2,820,000	3,359,568
•Enbridge Energy Partners 8.05% 10/1/37	4,085,000	4,631,079
Energy Transfer Partners 9.70% 3/15/19	2,159,000	2,856,521
Enterprise Products Operating
4.45% 2/15/43	55,000	54,625
•7.034% 1/15/68	4,750,000	5,325,932
9.75% 1/31/14	2,840,000	3,164,388
Kinder Morgan Energy Partners
3.45% 2/15/23	1,195,000	1,232,969
9.00% 2/1/19	3,840,000	5,098,068
Nisource Finance 5.80% 2/1/42	2,255,000	2,676,013
#Pertamina Persero 144A
4.875% 5/3/22	1,245,000	1,343,044
6.00% 5/3/42	2,650,000	2,881,875
Plains All American Pipeline 8.75% 5/1/19	3,435,000	4,624,990
Sempra Energy 2.875% 10/1/22	2,900,000	2,941,116
#Suburban Propane Partners 144A 7.375% 8/1/21	464,000	497,640
•TransCanada Pipelines 6.35% 5/15/67	5,835,000	6,245,766
Williams Partners
3.35% 8/15/22	1,640,000	1,679,918
7.25% 2/1/17	2,765,000	3,365,503
		59,381,171
Real Estate – 2.23%
Alexandria Real Estate Equities 4.60% 4/1/22	2,980,000	3,185,584
Boston Properties 3.85% 2/1/23	2,265,000	2,390,556
Brandywine Operating Partnership 4.95% 4/15/18	2,655,000	2,855,819
BRE Properties 3.375% 1/15/23	2,220,000	2,212,905
DDR
4.625% 7/15/22	800,000	871,574
4.75% 4/15/18	2,200,000	2,443,846
7.50% 4/1/17	1,060,000	1,269,668
7.875% 9/1/20	2,175,000	2,807,990
9.625% 3/15/16	865,000	1,077,794
Digital Realty Trust
5.25% 3/15/21	2,985,000	3,326,774
5.875% 2/1/20	2,105,000	2,437,051
Host Hotels & Resorts
4.75% 3/1/23	2,060,000	2,144,975
#144A 5.25% 3/15/22	1,220,000	1,323,700
5.875% 6/15/19	905,000	1,000,025

Liberty Property 4.125% 6/15/22	1,355,000	1,421,288
Mack-Cali Realty 4.50% 4/18/22	1,920,000	2,059,164
National Retail Properties 3.80% 10/15/22	445,000	454,758
#Qatari Diar Finance 144A 5.00% 7/21/20	1,601,000	1,837,148
Regency Centers
4.80% 4/15/21	1,960,000	2,167,558
5.875% 6/15/17	575,000	665,030
UDR 4.625% 1/10/22	2,620,000	2,897,062
•#USB Realty 144A 1.602% 12/22/49	300,000	249,024
#WEA Finance 144A
3.375% 10/3/22	1,560,000	1,554,097
4.625% 5/10/21	2,235,000	2,444,292
		45,097,682
Services Cyclical – 1.08%
#ADT 144A 3.50% 7/15/22	2,590,000	2,696,309
Ameristar Casinos 7.50% 4/15/21	1,175,000	1,269,000
#Equinox Holdings 144A 9.50% 2/1/16	225,000	240,188
FTI Consulting
6.75% 10/1/20	670,000	718,575
7.75% 10/1/16	340,000	351,050
Geo Group 6.625% 2/15/21	645,000	693,375
#H&E Equipment Services 144A 7.00% 9/1/22	1,075,000	1,120,688
Iron Mountain 7.75% 10/1/19	290,000	327,700
M/I Homes 8.625% 11/15/18	1,010,000	1,097,113
MGM Resorts International
*7.75% 3/15/22	315,000	330,750
11.375% 3/1/18	2,440,000	2,891,399
PHH
7.375% 9/1/19	690,000	741,750
9.25% 3/1/16	1,630,000	1,878,575
Pinnacle Entertainment 8.75% 5/15/20	565,000	626,444
Royal Caribbean Cruises 7.00% 6/15/13	1,130,000	1,172,375
RSC Equipment Rental 10.25% 11/15/19	975,000	1,116,375
Ryland Group 8.40% 5/15/17	1,088,000	1,292,000
Standard Pacific 10.75% 9/15/16	1,090,000	1,337,975
Western Union 3.65% 8/22/18	1,510,000	1,674,511
Wynn Las Vegas 7.75% 8/15/20	240,000	268,200
		21,844,352
Technology – 1.79%
#Advanced Micro Devices 144A 7.50% 8/15/22	225,000	218,250
*Amkor Technology 7.375% 5/1/18	550,000	574,750
Avaya
#144A 7.00% 4/1/19	650,000	607,750
*9.75% 11/1/15	1,185,000	1,057,613
*10.125% 11/1/15	85,000	76,288
CDW 12.535% 10/12/17	705,000	756,113
Fidelity National Information Services 7.875% 7/15/20	320,000	359,200
First Data
9.875% 9/24/15	1,255,000	1,286,375
10.55% 9/24/15	735,000	756,131
11.25% 3/31/16	720,000	702,000
Fiserv 3.50% 10/1/22	1,745,000	1,754,784
GXS Worldwide 9.75% 6/15/15	2,105,000	2,178,675
Jabil Circuit 7.75% 7/15/16	330,000	383,625
#Lawson Software 144A 9.375% 4/1/19	245,000	273,175
Motorola Solutions 3.75% 5/15/22	4,480,000	4,666,618
National Semiconductor 6.60% 6/15/17	4,745,000	5,942,813
#Samsung Electronics America 144A 1.75% 4/10/17	3,005,000	3,050,074
#Seagate Technology International 144A 10.00% 5/1/14	2,215,000	2,442,038

Symantec 4.20% 9/15/20	2,290,000	2,382,294
#Tencent Holdings 144A 3.375% 3/5/18	2,880,000	2,917,498
Tyco Electronics Group 3.50% 2/3/22	1,845,000	1,889,000
Xerox 6.35% 5/15/18	1,555,000	1,827,896
		36,102,960
Transportation – 1.14%
Air Medical Group Holdings 9.25% 11/1/18	960,000	1,051,200
#Brambles USA 144A
3.95% 4/1/15	6,910,000	7,247,816
5.35% 4/1/20	910,000	1,025,758
#ERAC USA Finance 144A 5.25% 10/1/20	6,355,000	7,237,741
Kansas City Southern de Mexico 8.00% 2/1/18	345,000	388,125
#Penske Truck Leasing 144A
3.375% 3/15/18	1,080,000	1,082,034
3.75% 5/11/17	2,200,000	2,259,264
4.875% 7/11/22	780,000	780,126
#Transnet 144A 4.00% 7/26/22	665,000	677,635
#United Air Lines 144A 12.00% 11/1/13	1,260,000	1,300,950
		23,050,649
Utilities – 0.42%
AES 8.00% 6/1/20	616,000	719,180
#Calpine 144A 7.875% 7/31/20	980,000	1,075,550
Elwood Energy 8.159% 7/5/26	721,707	728,924
GenOn Energy 9.875% 10/15/20	850,000	947,750
#Korea Hydro & Nuclear Power Company 144A 3.00% 9/19/22	2,755,000	2,741,445
*Mirant Americas Generation 8.50% 10/1/21	1,251,000	1,366,718
NRG Energy 7.875% 5/15/21	805,000	879,463
		8,459,030
Total Corporate Bonds (cost $905,865,026)		973,763,349

Municipal Bond – 0.00%
Oregon State Taxable Pension 5.892% 6/1/27	$5,000	6,234
Total Municipal Bond (cost $5,000)		6,234

Non-Agency Asset-Backed Securities – 1.56%
•Ally Master Owner Trust Series 2011-1 A1 1.091% 1/15/16	2,200,000	2,215,292
•American Express Credit Account Master Trust Series 2010-1 B 0.821% 11/16/15	1,225,000	1,227,163
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	1,550,000	1,592,202
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	2,485,000	3,049,328
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	185,539	186,637
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	772,000	1,063,489
Citicorp Residential Mortgage Securities
•Series 2006-3 A4 5.703% 11/25/36	1,542,691	1,496,378
•Series 2006-3 A5 5.948% 11/25/36	1,800,000	1,629,837
•#CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.021% 12/15/15	4,300,000	4,306,686
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,010,000	1,236,233
Series 2012-A1 A1 0.81% 8/15/17	1,980,000	1,996,953
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	845,000	848,176
GE Capital Credit Card Master Note Trust
Series 2012-2A 2.22% 1/15/22	1,060,000	1,092,857
Series 2012-6 A 1.36% 8/17/20	1,795,000	1,810,774
#Golden Credit Card Trust 144A
Series 2012-2A A1 144A 1.77% 1/15/19	1,735,000	1,787,728
Series 2012-5A A 144A 0.79% 9/15/17	2,200,000	2,201,547
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	79,393	80,718
Mid-State Trust Series 11 A1 4.864% 7/15/38	13,133	13,551
•Residential Asset Securities Series 2006-KS3 AI3 0.387% 4/25/36	23,621	22,576
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	1,089,600	1,214,134
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.621% 10/15/15	1,510,000	1,533,358
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	1,005,000	1,011,213
Total Non-Agency Asset-Backed Securities (cost $30,256,421)		31,616,830

Non-Agency Collateralized Mortgage Obligations – 0.38%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		267,060	268,038
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20		285,367	289,255
Series 2005-3 2A1 5.50% 4/25/20		38,831	40,996
Series 2005-6 7A1 5.50% 7/25/20		233,807	243,499
Series 2006-5 2A10 5.75% 9/25/36		91,549	91,281
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33		15	14
•Chaseflex Trust Series 2006-1 A4 5.777% 6/25/36		1,490,000	1,200,962
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		214,292	216,520
Series 2006-4 3A1 5.50% 8/25/21		173,791	179,129
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.085% 8/25/34		171,815	175,000
•tCountrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 3.105% 5/25/33		241	246
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		27,088	28,673
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 4.906% 1/25/36		305,948	277,073
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.281% 4/25/35		6,849	6,981
Series 2005-A8 2A1 2.647% 11/25/35		94,975	95,170
Series 2006-A2 3A3 5.537% 4/25/36		448,856	402,676
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		991	986
Series 2005-6 7A1 5.324% 6/25/35		289,815	286,390
tWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		131,145	53,351
tWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		137,344	147,636
•Series 2006-AR14 2A1 4.962% 11/25/36		1,671,326	1,394,389
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		932,172	932,608
Series 2006-3 A11 5.50% 3/25/36		757,507	777,990
•Series 2006-AR5 2A1 2.615% 4/25/36		594,010	521,255
Total Non-Agency Collateralized Mortgage Obligations (cost $7,126,017)			7,630,118

ΔRegional Bonds – 3.13%
Australia – 1.90%
New South Wales Treasury
6.00% 4/1/19	AUD	4,500,000	5,401,654
6.00% 3/1/22	AUD	4,813,000	5,917,038
Queensland Treasury 6.25% 6/14/19	AUD	13,894,000	16,853,331
Treasury Corp of Victoria 6.00% 10/17/22	AUD	8,314,000	10,301,276
			38,473,299
Canada – 1.23%
Province of Manitoba Canada 2.10% 9/6/22	USD	3,155,000	3,174,173
Province of Ontario Canada
3.15% 6/2/22	CAD	10,409,000	11,015,128
4.00% 6/2/21	CAD	8,473,000	9,607,244
Province of Quebec Canada 4.25% 12/1/21	CAD	837,000	957,602
			24,754,147
Total Regional Bonds (cost $59,688,791)			63,227,446

«Senior Secured Loans – 5.72%
Allied Security Holdings Tranche 2L 8.50% 1/21/18	USD	665,000	664,584
Avaya
Trance B-3 4.814% 10/27/17		2,130,560	1,950,655
Tranche B-1 3.034% 10/26/14		1,863,180	1,813,936
Avis Budget Car Rental
Tranche B 6.25% 6/13/18		656,977	662,890
Tranche C 4.25% 8/7/19		600,000	607,500
Bausch & Lomb
4.75% 6/27/15		200,000	201,750
Tranche B 4.75% 4/17/19		1,835,400	1,858,728
BJ'S Wholesale Club 1st Lien 6.50% 9/29/18		645,000	649,099

BNY ConvergEx Group
8.75% 11/29/17	421,199	392,505
8.75% 12/16/17	1,003,801	935,417
Brickman Group Holdings Tranche B1 5.50% 10/14/16	1,117,136	1,128,771
Brock Holdings III
10.00% 2/15/18	1,715,000	1,732,150
Tranche B 6.00% 2/15/17	622,824	626,134
Burlington Coat Factory 5.75% 5/1/17	1,904,079	1,928,175
Caesars Entertainment Tranche B6 5.494% 1/28/18	3,142,000	2,863,162
@Cequel Communications 9.00% 7/24/13	1,010,000	1,015,050
Chesapeake Energy 8.50% 12/2/17	1,560,000	1,566,739
Chrysler Group Tranche B 6.00% 5/24/17	2,419,332	2,473,622
Clear Channel Communication
Tranche A 3.639% 7/30/14	3,483,432	3,286,617
Tranche B 3.889% 1/29/16	2,072,470	1,700,856
Consolidated Container Tranche B 6.25% 6/17/19	2,495,000	2,531,652
CPG International 5.75% 9/4/19	460,000	461,580
Datatel Tranche B 6.25% 6/5/18	446,376	452,402
DaVita Tranche B 4.50% 10/20/16	1,472,506	1,480,561
Delos Aircraft 4.75% 3/17/16	380,000	385,225
Delta Air Lines Tranche B 5.50% 4/20/17	2,141,659	2,157,711
Dynegy Power Tranche 1st Lien 9.25% 8/5/16	1,069,318	1,125,836
Emdeon Tranche B 5.00% 11/2/18	1,334,929	1,345,776
Equipower Resources Holdings
1st Lien 6.50% 11/23/18	453,863	460,670
2nd Lien 10.00% 5/23/19	785,000	800,045
Essar Steel Algoma 8.75% 9/12/14	800,000	808,000
First Data 5.00% 3/24/17	1,325,331	1,310,256
Generac Power Systems Tranche B 6.25% 5/30/18	875,000	882,661
GenOn Energy Tranche B 6.00% 12/3/17	703,151	709,891
@Getty Images 8.50% 9/19/13	720,000	720,000
Goodman Global Tranche B 5.75% 10/28/16	333,788	335,109
HD Supply Tranche B 7.25% 10/12/17	800,000	827,800
@Hertz 6.375% 8/26/13	720,000	721,800
Hologic Tranche B 4.50% 4/29/19	1,490,000	1,510,644
Houghton International Tranche B1 6.75% 1/11/16	916,147	925,309
IASIS Healthcare Tranche B 5.00% 5/3/18	2,449,109	2,458,673
Immucor 5.75% 8/9/19	1,903,454	1,930,417
Ineos US Finance 6.50% 5/4/18	908,630	919,419
Intelsat Jackson Holdings Tranche B 5.25% 4/2/18	1,740,593	1,746,947
Kinetic Concepts Tranche B 7.00% 1/12/18	2,114,025	2,147,723
Kronos Tranche C 6.25% 12/28/17	486,325	489,972
Landry's Tranche B 6.50% 3/22/18	2,124,325	2,160,619
Lawson Software Tranche B 6.25% 3/16/18	892,763	899,681
Level 3 Financing
Tranche B 1st Lien 4.75% 8/1/19	2,195,000	2,195,000
Tranche B2 5.75% 9/1/18	1,835,000	1,839,964
Tranche B3 5.75% 9/1/18	150,000	150,406
Lord & Taylor 5.75% 12/2/18	99,186	100,116
MModal Tranche B 6.75% 7/2/19	1,100,000	1,093,125
Momentive Performance Material 3.93% 5/5/15	306,415	297,477
MTL Publishing Tranche B 5.50% 11/14/17	753,113	763,280
MultiPlan Tranche B 4.75% 8/26/17	1,483,004	1,491,116
Nuveen Investments
5.50% 5/13/17	400,000	398,500
5.863% 5/13/17	1,114,518	1,108,255
8.25% 3/1/19	2,032,000	2,053,600
Nuveen Investments Tranche B 7.25% 5/13/17	820,000	827,946
NXP 5.25% 2/13/19	1,492,500	1,515,828
Pantry Tranche B 5.50% 7/12/19	630,000	636,498
Par Pharmaceutical Tranche B 5.00% 8/2/19	1,570,000	1,569,608
Party City Holdings Tranche B 5.75% 7/10/19	1,585,000	1,607,784

Peninsula Gaming Tranche B 5.75% 5/16/17		1,580,000	1,606,670
PF Changs China Bistro Tranche B 6.25% 5/15/19		625,000	632,813
Pharmaceutical Product Development 6.25% 11/10/18		893,250	903,076
PQ
6.74% 7/30/15		3,941,000	3,773,507
1st Lien 3.25% 7/30/14		15,000	14,970
Prestige Brands 5.25% 12/20/18		419,470	424,910
Protection One 5.75% 3/31/19		1,014,900	1,028,855
Remy International Tranche B 6.25% 12/16/16		441,184	443,390
Reynolds Group Holdings 1st Lien 4.75% 9/21/18		1,860,000	1,869,626
RGIS Services 5.50% 5/3/17		1,125,086	1,130,711
Samson Investment 2nd Lien 6.00% 9/10/18		935,000	942,209
Sensus USA 2nd Lien 8.50% 4/13/18		1,810,000	1,810,000
Seven Seas Cruises Tranche B 6.25% 2/16/19		1,085,000	1,093,138
@Silver II Acquisition 8.00% 9/25/20		2,025,000	2,025,000
SRAM 8.50% 11/12/18		400,000	407,000
SUPERVALU Tranche B 8.00% 8/1/18		703,238	708,635
Swift Transportation Tranche B2 1.25% 12/15/17		711,051	715,829
Taminco Global Chemical 5.25% 2/15/19		794,392	804,321
Toys R US Delaware
Tranche B 6.00% 9/1/16		3,015,959	3,014,088
Tranche B2 5.25% 5/25/18		267,293	263,217
@TPC Group 8.25% 8/27/13		2,380,000	2,380,000
Univision Communications 4.489% 10/19/16		1,077,058	1,066,288
US TelePacific 5.75% 2/10/17		1,436,605	1,411,465
Warner Chilcott
Tranche B1 4.25% 3/15/18		340,415	341,613
Tranche B2 4.25% 3/15/18		123,360	123,794
Tranche B3 4.25% 3/15/18		169,620	170,217
West Tranche B6 5.75% 8/1/18		1,880,000	1,907,025
Wide Open West Finance 1st Lien 6.25% 7/17/18		1,851,300	1,870,628
Wolverine Healthcare Tranche B 6.75% 6/6/19		1,785,525	1,803,943
Yankee Candle 5.25% 3/2/19		388,050	392,367
Zayo Group Tranche B 7.125% 7/2/19		2,019,938	2,043,510
Total Senior Secured Loans (cost $113,842,194)			115,536,037

ΔSovereign Bonds – 11.26%
Brazil – 0.64%
Brazil Government International Bonds
5.625% 1/7/41		3,093,000	3,974,505
8.875% 10/14/19		2,760,000	4,008,900
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	9,551,000	4,870,785
			12,854,190
Chile – 0.43%
Chile Government International Bond 5.50% 8/5/20	CLP	3,895,500,000	8,737,877
			8,737,877
Colombia – 0.50%
Colombia Government International Bonds
4.375% 3/21/23	COP	10,756,000,000	5,901,189
6.125% 1/18/41	USD	3,071,000	4,176,560
			10,077,749
Finland – 0.16%
Finland Government Bond 4.00% 7/4/25	EUR	2,089,000	3,267,826
			3,267,826
Indonesia – 0.96%
#Indonesia Government International Bonds 144A 5.25% 1/17/42	USD	2,845,000	3,253,969
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	76,513,000,000	8,597,686
7.00% 5/15/27	IDR	36,321,000,000	4,029,380
11.00% 11/15/20	IDR	25,404,000,000	3,519,118
			19,400,153

Ireland – 0.14%
#VEB Finance 144A 6.025% 7/5/22	USD	2,495,000	2,790,895
			2,790,895
Malaysia – 0.07%
Malaysia Government Bond 4.262% 9/15/16	MYR	4,022,000	1,365,668
			1,365,668
Mexico – 1.22%
Mexican Bonos
6.00% 6/18/15	MXN	91,422,800	7,353,348
6.50% 6/10/21	MXN	16,082,600	1,366,947
6.50% 6/9/22	MXN	17,093,000	1,450,703
8.00% 12/17/15	MXN	60,540,600	5,141,568
8.50% 5/31/29	MXN	70,112,800	6,841,360
Mexico Government International Bond 4.75% 3/8/44	USD	2,180,000	2,430,700
			24,584,626
Netherlands – 0.22%
Republic of Angola Via Northern Lights III 7.00% 8/16/19		4,070,000	4,487,175
			4,487,175
Norway – 1.76%
Norway Government Bonds
3.75% 5/25/21	NOK	12,026,000	2,405,378
4.25% 5/19/17	NOK	14,150,000	2,781,196
4.50% 5/22/19	NOK	60,210,000	12,343,413
5.00% 5/15/15	NOK	94,954,000	18,131,935
			35,661,922
Panama – 0.32%
Panama Government International Bonds
6.70% 1/26/36	USD	728,000	1,026,480
7.125% 1/29/26		1,340,000	1,906,150
7.25% 3/15/15		926,000	1,062,585
8.875% 9/30/27		1,551,000	2,524,253
			6,519,468
Peru – 0.35%
Peruvian Government International Bonds
5.625% 11/18/50		920,000	1,202,900
7.125% 3/30/19		4,354,000	5,790,820
			6,993,720
Philippines – 0.40%
Philippine Government International Bonds
5.00% 1/13/37		2,140,000	2,546,600
6.50% 1/20/20		1,848,000	2,367,750
9.50% 10/21/24		1,906,000	3,097,250
			8,011,600
Poland – 0.50%
Poland Government Bond 5.75% 10/25/21	PLN	30,143,000	10,151,015
			10,151,015
Republic of Korea – 0.13%
Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	2,453,658,160	2,587,255
			2,587,255
Republic of Serbia – 0.02%
#Republic of Serbia 144A 7.25% 9/28/21	USD	410,000	436,650
			436,650
Republic of Sri Lanka – 0.08%
#Sri Lanka Government International Bond 144A 5.875% 7/25/22		1,443,000	1,562,048
			1,562,048
South Africa – 1.90%
#Eskom Holdings 144A 5.75% 1/26/21		3,272,000	3,746,440
South Africa Government Bonds
7.25% 1/15/20	ZAR	12,917,000	1,625,492
8.00% 12/21/18	ZAR	39,619,000	5,214,066
10.50% 12/21/26	ZAR	182,936,000	27,826,998
			38,412,996

Turkey – 0.14%
Turkey Government Bond 9.00% 3/5/14	TRY	5,054,000	2,880,890
			2,880,890
United Kingdom – 1.14%
United Kingdom Gilt
4.00% 3/7/22	GBP	5,733,777	11,281,977
4.25% 12/7/27	GBP	1,595,000	3,251,281
4.50% 3/7/19	GBP	1,667,000	3,292,928
4.75% 3/7/20	GBP	2,574,100	5,222,082
			23,048,268
Uruguay – 0.18%
Uruguay Government International Bond 8.00% 11/18/22	USD	2,480,250	3,618,685
			3,618,685
Total Sovereign Bonds (cost $214,293,826)			227,450,676

Supranational Banks – 0.52%
Andina de Fomento 4.375% 6/15/22		1,900,000	2,070,063
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	22,000,000	4,002,061
3.625% 6/22/20	NOK	12,410,000	2,311,774
6.00% 2/15/17	AUD	1,770,000	2,031,740
Total Supranational Banks (cost $9,539,008)			10,415,638

U.S. Treasury Obligations – 5.22%
U.S. Treasury Bonds
2.75% 8/15/42	USD	7,000,000	6,885,158
3.00% 5/15/42		39,560,000	41,024,946
U.S. Treasury Notes
0.625% 8/31/17		665,000	665,519
∞*1.625% 8/15/22		56,865,000	56,811,718
Total U.S. Treasury Obligations (cost $104,760,552)			105,387,341

		Number of
		Shares
Common Stock – 0.00%
=†Adelphia Recovery Trust Series Arahova		1	0
=†Calpine		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		67	614
†GenOn Energy		328	829
=∏†PT Holdings		685	7
Total Common Stock (cost $505,457)			1,450

Convertible Preferred Stock – 0.21%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		13,300	647,045
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		14,277	818,251
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		201	218,763
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		179	165,799
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		926	1,011,307
PPL 9.50% exercise price $28.80, expiration date 7/1/13		16,200	874,152
Sandridge Energy 8.50% exercise price $8.01, expiration date 12/31/49		4,150	452,599
Total Convertible Preferred Stock (cost $4,375,877)			4,187,916

Preferred Stock – 0.64%
Alabama Power 5.625%		69,530	1,807,085
#Ally Financial 144A 7.00%		2,000	1,871,063
BB&T 5.85%		48,325	1,258,383
JPMorgan Chase		30,000	747,000
•PNC Financial Services Group
6.125%		50,000	1,373,500
8.25%		2,440,000	2,544,792

=†PT Holdings	137	0
•US Bancorp
*6.00%	10,000	279,800
6.50%	35,600	1,035,960
*Wells Fargo	78,000	1,965,600
Total Preferred Stock (cost $12,351,211)		12,883,183

Warrant – 0.00%
=@∏†Port Townsend	137	1
Total Warrant (cost $3,288)		1

	Number of
	Contracts
Option Purchased – 0.00%
Put Option – 0.00%
AUD, strike price $100.00, expires 11/16/12 (BAML)	10,251,000	41,375
Total Option Purchased (cost $100,972)		41,375

	Principal
	Amount°
Short-Term Investments – 11.39%
≠Discount Notes – 2.94%
Federal Home Loan Bank
0.05% 10/26/12	33,281,149	33,280,916
0.095% 11/28/12	26,193,277	26,192,439
		59,473,355
Repurchase Agreements – 4.09%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $65,587,710
(collateralized by U.S. government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $66,898,742)	65,586,999	65,586,999

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $17,146,259
(collateralized by U.S. government obligations 0.875%
2/28/17; market value $17,488,940)	17,146,016	17,146,016
		82,733,015
≠U.S. Treasury Obligations – 4.36%
U.S. Treasury Bills
0.042% 10/25/12	39,738,686	39,737,215
0.05% 11/15/12	25,125,785	25,123,600
0.10% 10/4/12	23,164,565	23,164,473
		88,025,288
Total Short-Term Investments (cost $230,228,436)		230,231,658

Total Value of Securities Before Securities Lending Collateral – 105.19%
(cost $2,021,934,595)		2,125,568,128

	Number of
	Shares
**Securities Lending Collateral – 0.07%
Investment Companies
Delaware Investments Collateral Fund No.1	1,341,549	1,341,549
@†Mellon GSL Reinvestment Trust II	1,759,132	0
Total Securities Lending Collateral (cost $3,100,681)		1,341,549

Total Value of Securities – 105.26%
(cost $2,025,035,276)		2,126,909,677	©
**Obligation to Return Securities Lending Collateral – (0.15%)		(3,100,681)

Other Liabilities Net of Receivables and Other Assets – (5.11%)	(103,173,913	)z«
Net Assets Applicable to 184,300,638 Shares Outstanding – 100.00%	$2,020,635,083

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $306,042,477, which represented 15.15% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2012.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $6,886,457, which represented 0.34% of the Series’ net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2012, the aggregate value of fair valued securities was $24,614, which represented 0.00% of the Series’ net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2012, the aggregate value of the restricted securities was $8, which represent 0.00% of the Series’ net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $2,969,410 of securities loaned.
zOf this amount, $215,796,198 represents payable for securities purchased as of September 30, 2012.
«Includes foreign currency valued at $3,201,679 with a cost of $3,204,535.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(19,128,252)	USD	19,879,208	11/6/12	$104,687
BAML	BRL	3,775,561	USD	(1,849,405)	11/6/12	3,408
BAML	COP	6,053,918,000	USD	(3,358,623)	11/6/12	(13,866)
BAML	EUR	(14,989,206)	USD	19,288,560	11/6/12	18,966
BAML	HUF	(4,869,327,650)	USD	21,843,386	11/6/12	21,144
BAML	JPY	(365,547,040)	USD	4,705,504	11/6/12	18,370
BAML	MXN	(92,541,727)	USD	7,177,338	11/6/12	18,408
BAML	NOK	(22,285,817)	USD	3,881,465	11/6/12	(2,672)
BAML	PHP	124,863,000	USD	(2,994,317)	11/6/12	(851)
BAML	TRY	8,964,969	USD	(4,989,408)	11/6/12	(28,803)
BAML	ZAR	(49,672,826)	USD	6,043,511	11/6/12	108,317
CITI	CLP	1,909,562,000	USD	(4,044,825)	11/6/12	(8,848)
CITI	EUR	(2,832,760)	USD	3,645,261	11/6/12	3,565
CITI	IDR	47,536,015,000	USD	(4,933,169)	11/6/12	7,974
CITI	JPY	251,514,501	USD	(3,239,663)	11/6/12	(14,682)
CITI	RUB	253,300,420	USD	(8,096,545)	11/6/12	(30,529)
GSC	BRL	20,234,846	USD	(9,914,183)	11/6/12	15,836
GSC	GBP	(4,078,704)	USD	6,612,681	11/6/12	26,777
GSC	NOK	(7,086,080)	USD	1,233,885	11/6/12	(1,129)
HSBC	AUD	(9,405,655)	USD	9,793,309	11/6/12	69,874
HSBC	CAD	5,326,586	USD	(5,425,161)	11/6/12	(11,990)
HSBC	EUR	(6,230,898)	USD	8,024,618	11/6/12	14,395
HSBC	GBP	(3,098,955)	USD	5,025,203	11/6/12	21,306
HSBC	JPY	622,068,364	USD	(8,016,552)	11/6/12	(40,238)
HSBC	PHP	124,863,000	USD	(2,985,368)	11/6/12	8,098
HSBC	RUB	122,489,400	USD	(3,926,886)	11/6/12	(26,374)
HSBC	TRY	4,158,640	USD	(2,313,672)	11/6/12	(12,563)
JPMC	AUD	(2,667,152)	USD	2,771,171	11/6/12	13,906
JPMC	BRL	10,170,750	USD	(4,983,952)	11/6/12	7,227
JPMC	CAD	(2,749,964)	USD	2,793,827	11/6/12	(838)
JPMC	CLP	1,898,244,000	USD	(4,015,323)	11/6/12	(3,267)
JPMC	EUR	2,546,427	USD	(3,273,432)	11/6/12	165
JPMC	GBP	(1,841,528)	USD	2,981,065	11/6/12	7,541
JPMC	NOK	(57,467,943)	USD	10,011,314	11/6/12	(4,624)
MNB	EUR	59,940	USD	(77,026)	10/1/12	2
MSC	BRL	10,290,543	USD	(5,042,406)	11/6/12	7,560
MSC	EUR	(9,883,772)	USD	12,710,600	11/6/12	4,372
MSC	GBP	(1,731,322)	USD	2,805,845	11/6/12	10,271
MSC	JPY	(17,479,622)	USD	225,053	11/6/12	925
MSC	NOK	(43,126,219)	USD	7,511,575	11/6/12	(4,781)
MSC	PHP	124,815,000	USD	(2,985,219)	11/6/12	7,096
MSC	RUB	351,717,230	USD	(11,245,235)	11/6/12	(45,266)
						$268,869

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(162) Euro-O.A.T.	$(28,075,533)	(27,885,457)	12/7/12	$190,076
91 Long Gilt	17,379,168	17,725,821	1/1/13	346,653
925 U.S. Treasury 5 yr Notes	114,956,530	115,285,351	1/5/13	328,821
861 U.S. Treasury 10 yr Notes	114,144,221	114,930,047	12/20/12	785,826
(526) U.S. Treasury Long Notes	(77,199,881)	(78,571,250)	1/1/13	(1,371,369)
	$141,204,505			$280,007

Swap Contracts
CDS Contracts

						Unrealized
Swap	Notional	Annual Protection		Termination		Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.18	USD	3,123,450	5.00%	6/20/17	$(33,159)
BAML	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	22,325,000	5.00%	12/20/17	(88,508)
BAML	Kingdom of Spain 5 yr CDS	USD	7,065,000	1.00%	12/20/15	15,615
BAML	Republic of France 5 yr CDS		4,762,000	0.25%	9/20/17	(157,882)
BCLY	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	19,825,000	5.00%	12/20/17	(53,716)
BCLY	Kingdom of Belgium 5 yr CDS	USD	2,966,000	1.00%	6/20/17	(206,353)
	Republic of France
BCLY	5 yr CDS		7,531,000	0.25%	9/20/16	(299,121)
BCLY	5 yr CDS		3,958,000	0.25%	6/20/17	(175,687)
BCLY	Russian Federation 5YR CDS		2,975,000	1.00%	9/20/17	(92,004)
GSC	Republic of France 5 yr CDS		2,678,000	0.25%	9/20/16	(102,173)
JPMC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS		3,648,150	5.00%	6/20/17	(41,008)
JPMC	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	17,495,000	5.00%	12/20/17	277,189
JPMC	Kingdom of Belgium 5 yr CDS	USD	2,728,000	1.00%	3/20/17	(239,750)
	Kingdom of Spain
JPMC	5 yr CDS		10,508,000	1.00%	3/20/17	64,107
JPMC	5 yr CDS		5,276,000	1.00%	9/20/17	(188,743)
	Republic of France
JPMC	5 yr CDS		2,848,000	0.25%	12/20/16	(122,047)
JPMC	5 yr CDS		3,955,000	0.25%	6/20/17	(190,940)
JPMC	5 yr CDS		4,127,000	0.25%	9/20/17	(138,588)
MSC	CDX.NA.HY.18		3,059,100	5.00%	6/20/17	(32,476)
MSC	Kingdom of Belgium 5 yr CDS		9,764,000	1.00%	12/20/16	(803,233)
	Kingdom of Spain
MSC	5 yr CDS		5,219,000	1.00%	6/20/16	148,281
MSC	5 yr CDS		2,920,000	1.00%	6/20/17	(102,804)
MSC	Republic of France 5 yr CDS		6,650,000	0.25%	9/20/16	(251,832)
						$(2,814,832)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
HY – High Yield
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T – Obligations Assimilables du Tresor
PHP – Philippine Peso
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
S.F. – Single Family
TBA – To be announced
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$2,026,795,162
Aggregate unrealized appreciation	$112,148,469
Aggregate unrealized depreciation	(12,033,954)
Net unrealized appreciation	$100,114,515

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	$-	$342,110,696	$5,682,308	$347,793,004
Common Stock	1,443	-	7	1,450
Corporate Debt	647,045	1,120,596,621	6,886,456	1,128,130,122
Foreign Debt	-	301,093,760	-	301,093,760
Municipal Bonds	-	6,234	-	6,234
U.S. Treasury Obligations	-	105,387,341	-	105,387,341
Other	8,467,328	4,415,855	1	12,883,184
Options Purchased	-	41,375	-	41,375
Short-Term Investments	-	230,231,658	-	230,231,658
Securities Lending Collateral	-	1,341,549	-	1,341,549
Total	$9,115,816	$2,105,225,089	$12,568,772	$2,126,909,677

Foreign Currency Exchange
Contracts	$-	$268,869	$-	$268,869
Futures Contracts	280,007	-	-	280,007
Swap Contracts	-	(2,814,832)	-	(2,814,832)

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series' policy is to recognize transfers between levels at the end of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended September 30, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended September 30, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	201	$216,087
Options written	1,180	1,413,261
Options expired	(442)	(503,271)
Options terminated in closing sales transactions	(939)	(1,126,077)
Options outstanding at September 30, 2012	-	$-

Swap Contracts – The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Series had posted $3,920,000 as collateral for certain open derivatives. The Series received securities collateral of $3,071,000 for certain open derivatives.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $2,969,410, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $1,341,549. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 95.80%
Argentina – 1.42%
@*Cresud ADR	322,769	$2,637,023
#Grupo Clarin Class B GDR 144A	209,100	579,437
@IRSA Inversiones y Representaciones ADR	363,112	2,538,153
†Pampa Energia ADR	44,500	164,205
YPF ADR	106,800	1,388,400
		7,307,218
Australia – 0.02%
@†Strike Resources	807,567	92,168
		92,168
Brazil – 14.14%
AES Tiete	319,936	2,879,022
†B2W Cia Global Do Varejo	251,484	1,321,347
Banco Santander Brasil ADR	476,000	3,508,120
*Brasil Foods ADR	341,500	5,907,950
*Braskem ADR	78,499	1,107,621
Centrais Eletricas Brasileiras	711,800	4,242,110
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	71,690	3,233,936
*Cia Siderurgica Nacional ADR	611,900	3,444,997
Cyrela Brazil Realty	266,900	2,283,256
*†Fibria Celulose ADR	523,900	4,893,226
@Gerdau	389,400	3,060,333
Gerdau ADR	444,900	4,230,999
†Hypermarcas	57,400	417,413
Itau Unibanco Holding ADR	500,000	7,640,000
Petroleo Brasileiro SA ADR	488,906	11,215,503
Petroleo Brasileiro SP ADR	403,795	8,911,756
Tim Participacoes ADR	234,609	4,509,185
		72,806,774
China/Hong Kong – 16.40%
†Baidu ADR	26,700	3,119,094
Bank of China	13,346,000	5,077,339
@†Bitauto Holdings ADR	37,400	167,926
China Construction Bank	7,118,000	4,938,593
*China Mengniu Dairy	724,000	2,166,155
*China Mobile ADR	154,500	8,553,119
China Petroleum & Chemical ADR	32,488	3,002,541
China Telecom	2,736,000	1,580,728
*China Unicom Hong Kong ADR	505,492	8,244,574
*†Ctrip.com International ADR	172,400	2,910,112
First Pacific	2,831,285	3,078,039
Fosun International	131,708	63,186
†Foxconn International Holdings	2,262,000	743,868
*†Hollysys Automation Technologies	129,100	1,260,016
Industrial & Commercial Bank of China	7,785,500	4,598,487
Kunlun Energy	2,622,900	4,593,508
†Metallurgical	2,669,000	523,185
PetroChina	1,894,000	2,481,628
PetroChina ADR	44,500	5,747,620
Shanda Games ADR	1,118,325	4,238,452
*†SINA	89,000	5,756,520
*†Sohu.com	153,500	6,460,815
†Tianjin Development Holdings	35,950	16,366
@†Tom Group	23,322,004	3,158,044
@Travelsky Technology	3,700,441	1,966,137
		84,446,052
India – 2.59%
†Cairn India	473,000	2,959,491
Coal India	102,385	694,596

Indiabulls Real Estate GDR	44,628	48,689
#Reliance Industries GDR 144A	300,000	9,444,000
*†Sify Technologies ADR	91,200	209,760
		13,356,536
Indonesia – 0.74%
Tambang Batubara Bukit Asam Persero	2,241,097	3,793,707
		3,793,707
Israel – 0.70%
Israel Chemicals	296,716	3,597,246
		3,597,246
Kingdom of Bahrain – 0.12%
@#Aluminum Bahrain 144A GDR	91,200	610,739
		610,739
Malaysia – 3.72%
Eastern & Oriental	5,358,962	2,892,945
Hong Leong Bank	1,549,790	6,794,434
KLCC Property Holdings	1,571,500	2,992,354
@Oriental Holdings	1,533,820	3,864,032
†UEM Land Holdings	4,748,132	2,609,803
		19,153,568
Mexico – 8.55%
America Movil Series L ADR	210,742	5,361,276
*Cemex ADR	925,301	7,707,757
†Empresas ICA	1,105,736	2,138,012
Fomento Economico Mexicano ADR	116,107	10,679,523
Grupo Financiero Banorte	754,700	4,265,216
†Grupo Financiero Santander Mexico ADR	272,800	3,737,360
Grupo Televisa ADR	432,500	10,168,075
		44,057,219
Peru – 0.95%
Cia de Minas Buenaventura ADR	125,440	4,887,142
		4,887,142
Poland – 0.87%
Jastrzebska Spolka Weglowa	26,987	769,565
†Polski Koncern Naftowy Orlen	261,369	3,712,338
		4,481,903
Republic of Korea – 13.15%
CJ	45,695	4,123,616
KB Financial Group ADR	165,996	5,857,999
KCC	3,272	856,437
†Korea Electric Power	113,650	2,847,194
*†Korea Electric Power ADR	177,900	2,209,518
KT	99,830	3,155,348
*†LG Display ADR	188,309	2,367,044
Lotte Chilsung Beverage	8	9,906
Lotte Confectionery	2,904	4,046,987
Samsung Electronics	19,054	23,028,980
Samsung Life Insurance	71,180	6,142,213
†SK Communications	95,525	952,102
SK Holdings	8,160	1,139,368
SK Telecom	16,491	2,176,746
SK Telecom ADR	605,000	8,796,700
		67,710,158
Russia – 7.30%
@†Chelyabinsk Zinc Plant GDR	69,200	187,698
@†Enel OGK-5 GDR	15,101	44,527
Gazprom ADR	783,900	7,862,517
LUKOIL ADR	23,433	1,442,067
LUKOIL ADR (London International Exchange)	133,500	8,223,600
MMC Norilsk Nickel ADR	123,531	1,970,319
Mobile Telesystems ADR	154,402	2,705,123
=Sberbank	3,308,402	9,648,293
Surgutneftegas ADR	294,652	2,657,761
@†TGK-5 GDR	6,229	3,081
*VTB Bank GDR	861,186	2,867,749
		37,612,735
South Africa – 5.65%
†ArcelorMittal South Africa	374,610	1,845,369
Blue Label Telecoms	411,150	317,637
Gold Fields ADR	302,848	3,891,597

*Impala Platinum Holdings	135,751	2,267,138
Sasol	76,270	3,411,577
Sasol ADR	65,127	2,903,362
Standard Bank Group	287,970	3,654,724
Sun International	168,124	1,716,994
Tongaat Hulett	218,196	3,663,690
*Vodacom Group	444,868	5,457,290
		29,129,378
Taiwan – 6.30%
†Evergreen Marine	5,414,172	2,851,701
Formosa Chemicals & Fibre	2,066,989	5,552,747
Hon Hai Precision Industry	777,049	2,437,135
MediaTek	255,678	2,697,724
President Chain Store	890,000	4,763,577
Taiwan Semiconductor Manufacturing	2,375,864	7,273,467
United Microelectronics	6,688,461	2,781,823
*United Microelectronics ADR	889,700	1,823,885
†Walsin Lihwa	6,477,100	2,263,331
		32,445,390
Thailand – 2.12%
Bangkok Bank	638,091	4,162,138
PTT Exploration & Production	516,023	2,721,199
Siam Cement NVDR	355,900	4,030,800
		10,914,137
Turkey – 2.00%
*Alarko Gayrimenkul Yatirim Ortakligi	50,675	528,658
Alarko Holding	1,008,347	2,148,761
†Turkcell lletisim Hizmetleri	368,462	2,244,844
Turkiye Sise ve Cam Fabrikalari	2,162,412	2,995,831
@*Yazicilar Holding Class A	309,164	2,408,221
		10,326,315
United Kingdom – 0.88%
Anglo American ADR	92,815	1,361,642
=†#Etalon Group GDR 144A	354,800	2,228,144
@†Griffin Mining	1,642,873	913,985
†Mwana Africa	418,259	32,253
		4,536,024
United States – 8.18%
Avon Products	1,193,100	19,029,945
†MEMC Electronic Materials	177,900	489,225
†Yahoo	1,415,400	22,611,015
		42,130,185
Total Common Stock (cost $520,467,350)		493,394,594

Preferred Stock – 5.32%
Brazil – 2.45%
Braskem Class A 4.34%	288,768	2,032,965
Centrais Elecricas Brasileiras Class B 10.37%	233,700	2,111,077
Vale Class A 6.25%	489,400	8,506,160
		12,650,202
Republic of Korea – 1.49%
@CJ 3.02%	28,030	573,854
Samsung Electronics 0.71%	9,995	7,081,142
		7,654,996
Russia – 1.38%
=AK Transneft 1.22%	3,887	7,101,238
		7,101,238
Total Preferred Stock (cost $20,729,629)		27,406,436

Participation Notes – 0.00%
=†@#Lehman Indian Oil CW 12 LEPO 144A	100,339	0
=†Lehman Oil & Natural Gas CW 12 LEPO	146,971	0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities Before Securities Lending Collateral – 101.12%
(cost $546,149,176)		520,801,030

**Securities Lending Collateral – 9.93%
Investment Companies
@Delaware Investments Collateral Fund No. 1	51,138,745	51,138,745
†Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral (cost $51,633,513)		51,138,745

Total Value of Securities – 111.05%
(cost $597,782,689)		571,939,775	©
**Obligation to Return Securities Lending Collateral – (10.02%)		(51,633,513)
Other Liabilities Net of Receivables and Other Assets – (1.03%)		(5,286,548	)«
Net Assets Applicable to 27,753,277 Shares Outstanding – 100.00%		$515,019,714

ΔSecurities have been classified by country of origin.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $22,396,479 which represented 4.35% of the Series’ net assets. See Note 5 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $12,862,320, which represented 2.50% of the Series’ net assets. See Note 5 in "Notes."
†Non income producing security.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2012, the aggregate value of fair valued securities was $18,977,675, which represented 3.68% of the Series' net assets. See Note 1 in "Notes."
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $49,430,716 of securities loaned.
«Includes foreign currency valued at $12,656 with a cost of $13,471.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
ICA – Ingenieros Civiles Asociados
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. There were no repurchase agreements as of the date of this report were entered into on September 28, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$598,649,040
Aggregate unrealized appreciation	$88,240,755
Aggregate unrealized depreciation	(114,950,020)
Net unrealized depreciation	$(26,709,265)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $2,210,358 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$478,918,731	$14,475,863	$-	$493,394,594
Other	20,305,198	7,101,238	-	27,406,436
Securities Lending Collateral	-	51,138,745	-	51,138,745
Total	$499,223,929	$72,715,846	$-	$571,939,775

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were transfers from Level 1 investments to Level 2 investments that had a material impact to the Series. $6,101,591 was priced by Bloomberg at the beginning of the period and is using the price of another security at the end of the period. There were no transfers into or out of Level 3 investments that had a material impact to the Series. The Series' policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2012.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $49,430,716, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $51,138,745. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series

September 30, 2012

	Number of
	Shares	Value
Common Stock – 97.41%
Consumer Discretionary – 19.37%
†DineEquity	392,109	$21,958,104
Gentex	764,875	13,010,524
Interval Leisure Group	557,275	10,549,216
*†K12	822,822	16,621,004
*Strayer Education	192,331	12,376,500
Weight Watchers International	526,373	27,792,494
		102,307,842
Consumer Staples – 3.23%
*†Peet's Coffee & Tea	232,425	17,046,050
		17,046,050
Energy – 5.20%
Core Laboratories	226,347	27,496,634
		27,496,634
Financial Services – 17.54%
†Affiliated Managers Group	220,550	27,127,651
Heartland Payment Systems	714,074	22,621,864
†IntercontinentalExchange	159,725	21,308,912
†MSCI Class A	602,875	21,576,896
		92,635,323
Healthcare – 12.58%
*†ABIOMED	638,075	13,393,194
*†athenahealth	113,707	10,434,891
Perrigo	152,354	17,698,964
Techne	346,700	24,941,599
		66,468,648
Producer Durables – 11.61%
Expeditors International of Washington	557,823	20,282,444
Graco	515,275	25,908,028
*Ritchie Brothers Auctioneers	788,175	15,156,605
		61,347,077
Technology – 23.19%
Blackbaud	657,464	15,726,539
†NeuStar Class A	595,755	23,848,073
†Polycom	1,126,397	11,117,538
†SBA Communications Class A	450,250	28,320,724
†VeriFone	665,425	18,532,086
†VeriSign	512,170	24,937,557
		122,482,517
Utilities – 4.69%
*j2 Global	754,389	24,759,047
		24,759,047
Total Common Stock (cost $395,905,099)		514,543,138

	Principal
	Amount
Short-Term Investments – 2.82%
Discount Notes – 0.68%
Federal Home Loan Bank
0.05% 10/26/12	$1,991,217	1,991,204
0.095% 11/28/12	1,599,477	1,599,425
		3,590,629
≠U.S. Treasury Obligations– 1.07%
U.S. Treasury Bills
0.042% 10/25/12	2,377,573	2,377,485
0.05% 11/15/12	1,436,874	1,436,749
0.10% 10/4/12	1,861,705	1,861,698
		5,675,932
Repurchase Agreements – 1.07%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $4,457,997
(collateralized by U.S. government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $4,547,108)	4,457,949	4,457,949

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $1,165,431
(collateralized by U.S. government obligations 0.875%
2/28/17; market value $1,188,723)	1,165,415	1,165,415
		5,623,364

Total Short-Term Investments (cost $14,889,724)		14,889,925

Total Value of Securities Before Securities Lending Collateral – 100.23%
(cost $410,794,823)		529,433,063

	Number of
	Shares
**Securities Lending Collateral – 14.94%
Investment Companies
Delaware Investments Collateral Fund No. 1	78,931,691	78,931,691
@†Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral (cost $79,449,674)		78,931,691

Total Value of Securities – 115.17%
(cost $490,244,497)		608,364,754 ©
**Obligation to Return Securities Lending Collateral – (15.04%)		(79,449,674)
Other Liabilities Net of Receivables and Other Assets – (0.13%)		(695,292)
Net Assets Applicable to 21,500,788 Shares Outstanding – 100.00%		$528,219,788

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral and non-cash collateral.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $108,135,198 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$491,370,540
Aggregate unrealized appreciation	$146,000,542
Aggregate unrealized depreciation	(29,006,328)
Net unrealized appreciation	$116,994,214

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$514,543,138	$-	$-	$514,543,138
Short-Term Investments	-	14,889,925	-	14,889,925
Securities Lending Collateral	-	78,931,691	-	78,931,691
Total	$514,543,138	$93,821,616	$-	$608,364,754

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series' net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $108,135,198, for which the Series received collateral, comprised of non-cash collateral valued at $16,128,682, and cash collateral of $79,449,674. At September 30, 2012, the value of invested collateral was $78,931,691. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

September 30, 2012

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bond – 0.12%
ϕArvinmeritor 4.00% exercise price $26.73, expiration date 2/15/27	$659,000	$493,838
Total Convertible Bond (cost $485,881)		493,838

Corporate Bonds– 90.93%
Automobiles – 2.54%
American Axle & Manufacturing
7.75% 11/15/19	1,138,000	1,260,335
7.875% 3/1/17	700,000	731,500
Chrysler Group 8.25% 6/15/21	4,000,000	4,280,000
#International Automotive Components Group 144A 9.125% 6/1/18	1,879,000	1,813,235
#Jaguar Land Rover 144A 8.125% 5/15/21	2,310,000	2,526,563
		10,611,633
Banking – 1.92%
•#HBOS Capital Funding 144A 6.071% 6/29/49	4,434,000	3,469,605
•Regions Financing Trust ll 6.625% 5/15/47	4,620,000	4,539,150
		8,008,755
Basic Industry – 13.56%
*AK Steel 7.625% 5/15/20	1,139,000	1,002,320
#APERAM 144A 7.75% 4/1/18	1,735,000	1,431,375
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,215,000	2,232,056
#Essar Steel Algoma 144A
9.375% 3/15/15	905,000	866,538
9.875% 6/15/15	2,953,000	2,355,018
#FMG Resources August 2006 144A 6.875% 4/1/22	2,197,000	2,018,494
#HD Supply 144A 11.00% 4/15/20	1,805,000	2,008,063
Headwaters 7.625% 4/1/19	2,300,000	2,346,000
Hexion US Finance 8.875% 2/1/18 Amb	300,000	309,750
Immucor 11.125% 8/15/19	1,781,000	2,021,435
#INEOS Group Holdings 144A 8.50% 2/15/16	2,540,000	2,412,999
#Inmet Mining 144A 8.75% 6/1/20	1,942,000	2,019,680
Interface 7.625% 12/1/18	1,687,000	1,838,830
#JMC Steel Group 144A 8.25% 3/15/18	2,305,000	2,362,625
#Kinove German Bondco 144A 9.625% 6/15/18	1,760,000	1,936,000
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	2,257,000	2,364,207
LyondellBasell Industries 5.75% 4/15/24	1,030,000	1,176,775
#MacDermid 144A 9.50% 4/15/17	829,000	869,414
#Masonite International 144A 8.25% 4/15/21	2,399,000	2,542,939
*Millar Western Forest Products 8.50% 4/1/21	1,506,000	1,227,390
Momentive Performance Materials 11.50% 12/1/16	1,384,000	788,880
#Murray Energy 144A 10.25% 10/15/15	2,201,000	2,167,985
Norcraft Finance 10.50% 12/15/15	1,195,000	1,206,950
Nortek 8.50% 4/15/21	2,355,000	2,519,849
Ply Gem Industries
#144A 9.375% 4/15/17	990,000	997,425
13.125% 7/15/14	999,000	1,071,428
=@PT Holdings 12.431% 8/27/13	622,079	68,429
Rockwood Specialties Group 4.625% 10/15/20	1,955,000	1,991,656
Ryerson
•7.82% 11/1/14	881,000	885,405
#144A 9.00% 10/15/17	1,340,000	1,375,175
#144A 11.25% 10/15/18	955,000	960,969
12.00% 11/1/15	931,000	963,585
^Ryerson Holdings 30.316% 2/1/15	3,027,000	2,156,738
#Sappi Papier Holding 144A 8.375% 6/15/19	1,985,000	2,131,394
#Taminco Global Chemical 144A 9.75% 3/31/20	1,844,000	2,000,740
		56,628,516
Capital Goods – 4.42%
Berry Plastics
*9.75% 1/15/21	1,122,000	1,284,690
10.25% 3/1/16	1,178,000	1,228,065
#Consolidated Container 144A 10.125% 7/15/20	1,899,000	2,031,930
Kratos Defense & Security Solutions 10.00% 6/1/17	1,977,000	2,145,045
Mueller Water Products 7.375% 6/1/17	905,000	932,150
Reynolds Group Issuer
#144A 5.75% 10/15/20	5,235,000	5,241,544
9.00% 4/15/19	1,195,000	1,224,875
9.875% 8/15/19	775,000	828,281

#Sealed Air 144A
8.125% 9/15/19	436,000	487,230
8.375% 9/15/21	1,343,000	1,510,875
TriMas 9.75% 12/15/17	1,311,000	1,520,760
		18,435,445
Consumer Cyclical – 5.32%
Burlington Coat Factory Warehouse 10.00% 2/15/19	1,137,000	1,263,491
CKE Restaurants 11.375% 7/15/18	1,629,000	1,897,785
Dave & Buster's 11.00% 6/1/18	2,507,000	2,845,445
DineEquity 9.50% 10/30/18	2,650,000	3,001,124
Express 8.75% 3/1/18	1,359,000	1,494,900
#Landry's 144A 9.375% 5/1/20	2,002,000	2,122,120
Levi Strauss 6.875% 5/1/22	293,000	306,918
Michaels Stores 11.375% 11/1/16	357,000	374,886
#Pantry 144A 8.375% 8/1/20	1,250,000	1,284,375
#Party City Holdings 144A 8.875% 8/1/20	1,500,000	1,605,000
Rite Aid 9.25% 3/15/20	1,944,000	2,002,320
*Sealy Mattress 8.25% 6/15/14	981,000	996,941
Tops Markets 10.125% 10/15/15	1,871,000	1,980,921
#Wok Acquisition 144A 10.25% 6/30/20	981,000	1,042,313
		22,218,539
Consumer Non-Cyclical – 4.15%
Constellation Brands 4.625% 3/1/23	1,005,000	1,030,125
Dean Foods 7.00% 6/1/16	886,000	961,310
Del Monte 7.625% 2/15/19	2,370,000	2,449,988
#JBS USA 144A 8.25% 2/1/20	1,879,000	1,883,698
NBTY 9.00% 10/1/18	2,953,000	3,299,977
#Sky Growth Holdings 144A 7.375% 10/15/20	3,180,000	3,207,825
Smithfield Foods 6.625% 8/15/22	940,000	977,600
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20	430,000	439,675
Visant 10.00% 10/1/17	1,329,000	1,322,355
#VPI Escrow 144A 6.375% 10/15/20	1,725,000	1,768,125
		17,340,678
Energy – 11.46%
American Petroleum Tankers Parent 10.25% 5/1/15	1,864,000	1,966,520
AmeriGas Partners 6.50% 5/20/21	468,000	493,740
Antero Resources Finance 9.375% 12/1/17	2,005,000	2,225,550
Calumet Specialty Products Partners 9.375% 5/1/19	2,998,000	3,237,839
Chaparral Energy 8.25% 9/1/21	2,178,000	2,363,130
Chesapeake Energy
6.125% 2/15/21	372,000	376,650
6.625% 8/15/20	1,200,000	1,243,500
Comstock Resources 7.75% 4/1/19	1,069,000	1,079,690
Copano Energy 7.75% 6/1/18	1,871,000	1,973,905
Crosstex Energy
#144A 7.125% 6/1/22	545,000	543,638
8.875% 2/15/18	1,684,000	1,805,038
#Drill Rigs Holdings 144A 6.50% 10/1/17	2,130,000	2,122,013
Frontier Oil 6.875% 11/15/18	1,692,000	1,810,440
#Hercules Offshore 144A 10.50% 10/15/17	2,947,000	3,120,135
#Hilcorp Energy I 144A 8.00% 2/15/20	2,180,000	2,436,150
#Holly Energy Partners 144A 6.50% 3/1/20	545,000	573,613
#Kodiak Oil & Gas 144A 8.125% 12/1/19	854,000	906,308
Laredo Petroleum
7.375% 5/1/22	495,000	537,075
9.50% 2/15/19	555,000	631,313
Linn Energy 8.625% 4/15/20	2,116,000	2,327,600
Oasis Petroleum 7.25% 2/1/19	1,840,000	1,982,600
Offshore Group Investments 11.50% 8/1/15	1,816,000	2,015,760
#PDC Energy 144A 7.75% 10/15/22	990,000	990,000
Petroleum Development 12.00% 2/15/18	1,138,000	1,246,110
Pioneer Drilling 9.875% 3/15/18	2,454,000	2,680,994
*Quicksilver Resources 9.125% 8/15/19	1,084,000	1,035,220
Range Resources 5.00% 8/15/22	1,947,000	2,056,519
#Samson Investment 144A 9.75% 2/15/20	1,884,000	1,942,875
SandRidge Energy
7.50% 3/15/21	123,000	127,305
#144A 8.125% 10/15/22	383,000	408,374
8.75% 1/15/20	1,484,000	1,613,850
		47,873,454
Financials – 2.11%
E Trade Financial 12.50% 11/30/17	898,000	1,024,843
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,719,000	2,161,605
International Lease Finance 5.875% 4/1/19	2,146,000	2,286,103
#Neuberger Berman Group 144A
5.625% 3/15/20	373,000	399,110
5.875% 3/15/22	746,000	801,950
#Nuveen Investments 144A 9.50% 10/15/20	2,135,000	2,135,000
		8,808,611

Healthcare – 5.31%
Alere 9.00% 5/15/16	1,663,000	1,783,568
Biomet
#144A 6.50% 10/1/20	2,100,000	2,068,500
11.625% 10/15/17	1,992,000	2,123,970
#CDRT Holding 144A 9.25% 10/1/17	1,025,000	994,250
Community Health Systems
7.125% 7/15/20	1,035,000	1,105,509
8.00% 11/15/19	1,737,000	1,915,043
HCA 7.50% 2/15/22	1,747,000	1,987,213
HealthSouth 7.75% 9/15/22	451,000	494,973
#Hologic 144A 6.25% 8/1/20	2,015,000	2,145,974
#Kinetic Concepts 144A
10.50% 11/1/18	1,634,000	1,736,125
12.50% 11/1/19	1,374,000	1,305,300
#Multiplan 144A 9.875% 9/1/18	368,000	408,480
Radnet Management 10.375% 4/1/18	1,031,000	1,046,465
#STHI Holding 144A 8.00% 3/15/18	2,046,000	2,189,219
#Truven Health Analytics 144A 10.625% 6/1/20	805,000	865,375
		22,169,964
Insurance – 3.74%
•American International Group 8.175% 5/15/58	2,875,000	3,532,656
#Hub International 144A 8.125% 10/15/18	1,550,000	1,577,125
*•ING Groep 5.775% 12/29/49	4,750,000	4,346,250
#•Liberty Mutual Group 144A 7.00% 3/15/37	3,089,000	2,949,995
•XL Group 6.50% 12/31/49	3,493,000	3,231,025
		15,637,051
Media – 7.44%
AMC Networks 7.75% 7/15/21	1,110,000	1,259,850
Cablevision Systems 8.00% 4/15/20	1,410,000	1,579,200
CCO Holdings
5.25% 9/30/22	2,055,000	2,075,550
7.00% 1/15/19	188,000	204,450
Clear Channel Communications 9.00% 3/1/21	4,244,000	3,798,379
Clear Channel Worldwide Holdings 7.625% 3/15/20	1,592,000	1,557,190
DISH DBS 7.875% 9/1/19	1,668,000	1,947,390
Entravision Communications 8.75% 8/1/17	1,218,000	1,321,530
MDC Partners 11.00% 11/1/16	2,867,000	3,139,364
#Nara Cable Funding 144A 8.875% 12/1/18	2,085,000	1,902,713
Nexstar Broadcasting 8.875% 4/15/17	1,979,000	2,162,058
#Nielsen Finance 144A 4.50% 10/1/20	990,000	988,763
#ONO Finance II 144A 10.875% 7/15/19	2,525,000	2,158,875
#Sinclair Television Group 144A 6.125% 10/1/22	2,085,000	2,098,031
#Univision Communications 144A
6.75% 9/15/22	1,000,000	1,005,000
8.50% 5/15/21	1,138,000	1,160,760
#UPC Holding 144A 9.875% 4/15/18	1,328,000	1,467,440
#UPCB Finance VI 144A 6.875% 1/15/22	780,000	830,700
Virgin Media Finance 8.375% 10/15/19	357,000	407,873
		31,065,116
Services – 10.60%
Air Medical Group Holdings 9.25% 11/1/18	2,134,000	2,336,729
#Caesars Entertainment Operating 144A 8.50% 2/15/20	1,914,000	1,918,785
Cardtronics 8.25% 9/1/18	937,000	1,049,440
#Carlson Wagonlit 144A 6.875% 6/15/19	1,895,000	1,999,225
Casella Waste Systems 7.75% 2/15/19	997,000	982,045
#Ceva Group 144A 8.375% 12/1/17	2,030,000	1,976,713
CityCenter Holdings 10.75% 1/15/17	1,045,000	1,120,763
#Equinox Holdings 144A 9.50% 2/1/16	2,105,000	2,247,088
#H&E Equipment Services 144A 7.00% 9/1/22	1,800,000	1,876,500
Iron Mountain 8.375% 8/15/21	208,000	231,400
Kansas City Southern de Mexico 6.125% 6/15/21	358,000	403,645
M/I Homes 8.625% 11/15/18	3,561,000	3,868,135
Meritage Homes 7.00% 4/1/22	403,000	433,225
MGM Resorts International
7.75% 3/15/22	977,000	1,025,850
11.375% 3/1/18	3,297,000	3,906,944
Monitronics International 9.125% 4/1/20	903,000	943,635
NCL 9.50% 11/15/18	363,000	403,838
PHH
7.375% 9/1/19	1,100,000	1,182,500
9.25% 3/1/16	1,039,000	1,197,448
Pinnacle Entertainment
7.75% 4/1/22	814,000	891,330
8.75% 5/15/20	119,000	131,941
RSC Equipment Rental
8.25% 2/1/21	1,594,000	1,757,385
10.25% 11/15/19	264,000	302,280

Seven Seas Cruises 9.125% 5/15/19	1,987,000	2,076,415
Standard Pacific
8.375% 5/15/18	1,465,000	1,697,569
10.75% 9/15/16	502,000	616,205
Swift Services Holdings 10.00% 11/15/18	1,064,000	1,157,100
#Taylor Morrison Communities 144A 7.75% 4/15/20	2,081,000	2,226,670
#United Air Lines 144A 9.875% 8/1/13	986,000	1,013,115
#UR Financing Escrow 144A
5.75% 7/15/18	373,000	394,914
7.625% 4/15/22	545,000	598,138
West 7.875% 1/15/19	2,222,000	2,299,770
		44,266,740
Technology – 7.77%
Advanced Micro Devices
#144A 7.50% 8/15/22	850,000	824,500
7.75% 8/1/20	2,105,000	2,147,100
Aspect Software 10.625% 5/15/17	2,051,000	2,117,658
Avaya
#144A 7.00% 4/1/19	1,050,000	981,750
PIK 10.125% 11/1/15	800,000	718,000
CDW
8.50% 4/1/19	1,205,000	1,316,463
12.535% 10/12/17	575,000	616,688
First Data
9.875% 9/24/15	3,000	3,075
10.55% 9/24/15	2,650,000	2,726,188
11.25% 3/31/16	2,821,000	2,750,475
GXS Worldwide 9.75% 6/15/15	1,999,000	2,068,965
iGate 9.00% 5/1/16	2,262,000	2,493,855
#j2 Global 144A 8.00% 8/1/20	3,020,000	3,065,299
#Lawson Software 144A 9.375% 4/1/19	2,590,000	2,887,849
#Legend Acquisition Sub 144A 10.75% 8/15/20	1,665,000	1,640,025
MagnaChip Semiconductor 10.50% 4/15/18	1,801,000	2,035,130
#Nuance Communications 144A 5.375% 8/15/20	395,000	409,813
#Viasystems 144A 7.875% 5/1/19	1,894,000	1,894,000
Zayo Group 10.125% 7/1/20	1,594,000	1,769,340
		32,466,173
Telecommunications – 8.94%
#Clearwire Communications 144A 14.75% 12/1/16	1,910,000	2,081,900
#Columbus International 144A 11.50% 11/20/14	2,547,000	2,852,640
Cricket Communications
7.75% 5/15/16	1,091,000	1,156,460
7.75% 10/15/20	1,072,000	1,050,560
#Digicel Group 144A
8.25% 9/30/20	1,084,000	1,143,620
10.50% 4/15/18	1,800,000	1,975,500
Hughes Satellite Systems 7.625% 6/15/21	1,810,000	2,013,625
#Integra Telecom Holdings 144A 10.75% 4/15/16	1,668,000	1,713,870
Intelsat Bermuda 11.25% 2/4/17	991,000	1,051,699
Intelsat Jackson Holdings
#144A 7.25% 10/15/20	3,022,000	3,263,759
7.50% 4/1/21	1,668,000	1,813,950
Level 3 Communications
#8.875% 6/1/19	500,000	526,875
11.875% 2/1/19	500,000	570,000
#Level 3 Financing 7.00% 6/1/20	2,945,000	2,985,493
MetroPCS Wireless 6.625% 11/15/20	971,000	1,020,764
NII Capital
7.625% 4/1/21	422,000	337,600
8.875% 12/15/19	641,000	541,645
Satmex Escrow
9.50% 5/15/17	1,109,000	1,183,858
#144A 9.50% 5/15/17	88,000	93,940
Sprint Capital 8.75% 3/15/32	1,154,000	1,200,160
Sprint Nextel
8.375% 8/15/17	1,742,000	1,946,685
9.125% 3/1/17	2,129,000	2,421,738
#Wind Acquisition Finance 144A
7.25% 2/15/18	2,925,000	2,782,075
11.75% 7/15/17	1,075,000	1,018,563
Windstream 7.50% 4/1/23	540,000	567,000
		37,313,979
Utilities – 1.65%
AES 7.375% 7/1/21	888,000	1,016,760
#Calpine 144A 7.50% 2/15/21	1,226,000	1,330,210
Elwood Energy 8.159% 7/5/26	1,120,109	1,131,310
GenOn Americas Generation 8.50% 10/1/21	750,000	819,375

GenOn Energy 9.875% 10/15/20	1,379,000	1,537,585
NRG Energy 7.875% 5/15/21	956,000	1,044,430
		6,879,670
Total Corporate Bonds (cost $361,890,602)		379,724,324

«Senior Secured Loans – 6.05%
BJ'S Wholesale Club 2nd Lien 9.75% 3/29/19	410,000	416,150
Brock Holdings III 10.00% 2/15/18	755,000	762,550
@Cequel Communications Tranche B 9.00% 7/24/13	1,685,000	1,693,425
Dynegy 9.25% 8/5/16	1,945,350	2,048,171
Equipower Resources Holdings 2nd Lien 10.00% 5/23/19	800,000	815,332
@Getty Images 8.50% 9/19/13	2,100,000	2,100,000
@Hertz Bridge 6.375% 8/26/13	3,155,000	3,162,888
PQ 6.74% 7/30/15	2,524,000	2,416,730
@Silver II Acquisition 8.00% 9/25/20	3,410,000	3,410,000
Supervalu Tranche B 8.00% 8/1/18	937,650	944,846
@TPC Group 8.25% 8/27/13	4,000,000	4,000,000
WideOpenWest Finance 6.25% 7/17/18	1,231,913	1,244,774
Wolverine World Wide 5.75% 5/1/13	2,255,000	2,255,000
Total Senior Secured Loans (cost $24,783,778)		25,269,866

	Number of
	Shares
Common Stock – 0.40%
†Alliance HealthCare Services	97,751	137,829
=Calpine	1,204,800	0
=Century Communications	2,820,000	0
†DIRECTV Class A	19,510	1,023,494
†Flextronics International	55,400	332,400
†GenOn Energy	2,117	5,356
†GeoEye	7,260	191,882
∏†=PT Holdings	1,905	19
Total Common Stock (cost $2,710,776)		1,690,980

Preferred Stock – 1.27%
Ally Financial
#144A 7.00%	3,400	3,180,806
∏•8.50%	45,000	1,100,700
•GMAC Capital Trust I 8.125%	40,000	1,004,400
†=Port Townshend	381	0
Total Preferred Stock (cost $4,740,039)		5,285,906

Warrant – 0.00%
=∏@PT Holdings	381	4
Total Warrants (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
Repurchase Agreements – 3.27%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $10,834,915
(collateralized by U.S. government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $11,051,494)	$10,834,798	10,834,798

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $2,832,516
(collateralized by U.S. government obligations 0.875%
2/28/17; market value $2,889,126)	2,832,476	2,832,476
Total Repurchase Agreements (cost $13,667,274)		13,667,274

Total Value of Securities Before Securities Lending Collateral – 102.04%
(cost $408,287,494)		426,132,192

	Number of
	Shares
**Securities Lending Collateral – 0.10%
Investment Companies
Delaware Investments Collateral Fund No. 1	432,394	432,394
@†Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral (cost $898,721)		432,394

Total Value of Securities – 102.14%
(cost $409,186,215)		426,564,586 ©
**Obligation to Return Securities Lending Collateral – (0.21%)		(898,721)
Other Liabilities Net of Receivables and Other Assets – (1.93%)		(8,063,483)
Net Assets Applicable to 70,910,550 Shares Outstanding – 100.00%		$417,602,382

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $162,784,242 which represented 38.98% of the Series’ net assets. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $14,434,746, which represented 3.46% of the Series’ net assets. See Note 4 in “Notes.”
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2012, the aggregate value of restricted securities was $1,100,723 or 0.26% of the Series’ net assets. See Note 4 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2012, the aggregate value of fair valued securities was $68,452, which represented 0.02% of the Series’ net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ϕStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2012.
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $858,722 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High-Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments	$409,358,359
Aggregate unrealized appreciation	$24,044,056
Aggregate unrealized depreciation	(6,837,829)
Net unrealized appreciation	$17,206,227

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $6,722,565 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $6,722,565 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$-	$402,256,712	$3,231,316	$405,488,028
Common Stock	1,690,961	-	19	1,690,980
Other	2,105,100	3,180,806	4	5,285,910
Securities Lending Collateral	-	432,394	-	432,394
Short-Term Investments	-	13,667,274	-	13,667,274
Total	$3,796,061	$419,537,186	$3,231,339	$426,564,586

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series' net assets at the end of the period.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $858,722, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $432,394. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities.Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock– 99.92%
Australia – 1.96%
Coca-Cola Amatil	63,252	$889,904
		889,904
Canada – 9.89%
†AuRico Gold	126,969	892,393
†CGI Group Class A	70,350	1,889,070
Yamana Gold	89,368	1,707,096
		4,488,559
China/Hong Kong – 7.55%
CNOOC	590,000	1,209,796
Techtronic Industries	534,359	974,419
Yue Yuen Industrial Holdings	368,500	1,240,340
		3,424,555
Denmark – 2.13%
Carlsberg Class B	10,906	966,281
		966,281
France – 19.19%
*Alstom	28,154	987,152
AXA	67,882	1,011,016
Compagnie de Saint-Gobain	11,952	419,836
Lafarge	10,131	545,620
PPR	5,942	911,711
Publicis Groupe	10,709	599,318
Sanofi	16,128	1,375,123
Teleperformance	52,586	1,506,260
Total	27,279	1,353,118
		8,709,154
Germany – 4.19%
Bayerische Motoren Werke	9,240	675,741
Deutsche Post	62,664	1,224,001
		1,899,742
Israel – 4.13%
Teva Pharmaceutical Industries ADR	45,200	1,871,732
		1,871,732
Japan – 17.46%
Don Quijote	30,100	1,159,399
East Japan Railway	16,956	1,123,662
*ITOCHU	103,435	1,048,735
KDDI	9,000	699,096
Mitsubishi UFJ Financial Group	274,735	1,288,894
Nitori Holdings	6,679	620,685
Sumitomo Rubber Industries	42,039	499,521
*Toyota Motor	38,043	1,482,417
		7,922,409
Netherlands – 0.69%
Koninklijke Philips Electronics	13,486	314,630
		314,630
Norway – 2.48%
Subsea 7	48,846	1,127,130
		1,127,130
Panama – 1.07%

Copa Holdings Class A	6,000	487,620
		487,620
Republic of Korea – 1.49%
Hyundai Home Shopping Network	6,257	674,203
		674,203
Russia – 1.43%
Mobile TeleSystems ADR	37,000	648,240
		648,240
Sweden – 3.53%
Meda Class A	33,752	341,545
Nordea Bank	127,331	1,259,407
		1,600,952
Switzerland – 8.19%
Aryzta	33,033	1,584,122
Novartis	21,305	1,303,741
Transocean	18,500	830,465
		3,718,328
United Kingdom – 14.54%
Greggs	91,268	739,891
National Grid	85,166	939,361
Rexam	193,158	1,356,587
Rio Tinto	18,004	838,804
Standard Chartered	39,896	901,993
Tesco	219,666	1,177,732
Vodafone Group	226,138	641,822
		6,596,190
Total Common Stock (cost $42,212,482)		45,339,629

	Principal
	Amount
Short-Term Investments– 0.53%
≠Discount Notes – 0.12%
Federal Home Loan Bank Discount Notes
0.05% 10/26/12	$38,262	38,262
0.095% 11/28/12	14,084	14,083
		52,345
Repurchase Agreements – 0.24%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $85,662
(collateralized by U.S. Government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $87,374)	85,661	85,661

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $22,394
(collateralized by U.S. Government obligations 0.875%
2/28/17; market value $22,842)	22,394	22,394
		108,055
≠U.S. Treasury Obligations – 0.17%
U.S. Treasury Bills
0.042% 10/25/12	45,686	45,684
0.05% 11/15/12	16,518	16,516
0.10% 10/4/12	17,061	17,061
		79,261
Total Short-Term Investments (cost $239,659)		239,661

Total Value of Securities Before Securities Lending Collateral – 100.45%
(cost $42,452,141)		45,579,290

	Number of
	Shares
**Securities Lending Collateral– 3.87%
Investment Companies
Delaware Investments Collateral Fund No. 1	1,758,229	$1,758,229
†@Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral (cost $2,064,543)		1,758,229

Total Value of Securities – 104.32%
(cost $44,516,684)	47,337,519	©
**Obligation to Return Securities Lending Collateral – (4.55%)	(2,064,543)
Receivables and Other Assets Net of Other Liabilities – 0.23%	104,370
Net Assets Applicable to 4,739,561 Shares Outstanding – 100.00%	$45,377,346

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes".
©Includes $1,957,191 of securities loaned.

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	GBP	(254,153)	USD	409,695	10/3/12	$(731)
MNB	JPY	33,817,393	USD	(435,791)	10/3/12	(2,300)
						$(3,031)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GBP – British Pound Sterling
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$45,246,983
Aggregate unrealized appreciation	$6,230,089
Aggregate unrealized depreciation	(4,139,553)
Net unrealized appreciation	$2,090,536

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $23,890,525 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $11,166,704 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$45,339,629	$-	$-	$45,339,629
Short-Term Investments	-	239,661	-	239,661
Security Lending Collateral	-	1,758,229	-	1,758,229
Total	$45,339,629	$1,997,890	$-	$47,337,519

Foreign Currency Exchange Contracts	$-	$(3,031)	$-	$(3,031)

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series' policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $1,957,191, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $1,758,229. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Limited-Term Diversified Income Series

September 30, 2012

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities– 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$22,336
Total Agency Asset-Backed Securities (cost $21,830)		22,336

Agency Collateralized Mortgage Obligations– 1.33%
•Fannie Mae Grantor Trust Series 2001-T5 A2 6.991% 2/19/30	21,469	24,829
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	680	802
Series 2003-32 PH 5.50% 3/25/32	170,959	176,012
Series 2003-52 NA 4.00% 6/25/23	171,012	182,576
Series 2003-120 BL 3.50% 12/25/18	483,283	502,529
Series 2004-49 EB 5.00% 7/25/24	37,109	41,008
•Series 2005-66 FD 0.517% 7/25/35	510,566	511,856
Series 2005-110 MB 5.50% 9/25/35	12,062	13,276
Series 2011-88 AB 2.50% 9/25/26	327,691	338,551
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	24,385	27,957
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	41,899	48,126
Series 2802 NM 4.50% 9/15/29	19,133	19,131
Series 2931 GC 5.00% 1/15/34	145,000	153,411
•Series 3016 FL 0.611% 8/15/35	343,172	343,810
Series 3027 DE 5.00% 9/15/25	41,504	45,541
•Series 3067 FA 0.571% 11/15/35	2,855,485	2,864,988
Series 3173 PE 6.00% 4/15/35	19,398	20,305
•Series 3297 BF 0.461% 4/15/37	899,335	900,572
Series 3416 GK 4.00% 7/15/22	46,169	47,560
Series 3737 NA 3.50% 6/15/25	244,513	254,400
•Series 3780 LF 0.621% 3/15/29	747,981	749,075
•Series 3800 AF 0.721% 2/15/41	7,275,281	7,314,909
•Series 3803 TF 0.621% 11/15/28	722,605	726,084
•Freddie Mac Strip Series 19 F 1.03% 6/1/28	7,328	7,408
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,303	1,554
Series T-58 2A 6.50% 9/25/43	31,297	36,538
Total Agency Collateralized Mortgage Obligations (cost $15,244,604)		15,352,808

Agency Mortgage-Backed Securities– 15.47%
Fannie Mae
4.00% 9/1/20	3,338,629	3,575,373
6.50% 8/1/17	5,954	6,589
7.00% 11/15/16	4,856	4,986
•Fannie Mae ARM
1.871% 8/1/37	328,873	354,523
2.277% 10/1/33	8,013	8,317
2.291% 1/1/35	1,066,874	1,138,279
2.311% 12/1/33	15,202	16,036
2.621% 11/1/35	128,495	137,212
2.632% 8/1/34	21,373	22,900
2.691% 8/1/37	208,090	223,710
2.777% 6/1/34	17,996	19,264
2.783% 4/1/36	271,824	291,057
3.035% 9/1/35	351,098	373,636
3.449% 1/1/41	204,672	217,198
3.481% 11/1/35	4,302	4,631
4.705% 3/1/38	6,909	7,387
4.98% 9/1/38	1,041,118	1,116,847
5.155% 8/1/35	5,620	6,067
5.872% 8/1/37	111,576	121,517
6.004% 6/1/36	53,772	57,961
6.048% 7/1/36	36,696	39,574
6.176% 4/1/36	12,778	13,693
6.282% 8/1/36	38,616	41,788
6.293% 7/1/36	41,649	44,962

Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	29,636	32,037
Pool 763742 5.00% 1/1/34	12,962	14,013
Fannie Mae S.F. 15 yr
3.00% 10/1/27	56,789,000	60,196,339
4.00% 11/1/25	6,047,566	6,574,298
4.00% 4/1/27	773,080	828,818
4.50% 9/1/20	1,259,015	1,362,181
5.00% 9/1/18	106,117	115,710
5.00% 10/1/18	1,830	1,996
5.00% 2/1/19	3,150	3,481
5.00% 5/1/21	19,041	20,763
5.00% 9/1/25	7,554,115	8,207,511
5.50% 1/1/23	11,844	12,928
5.50% 4/1/23	30,559	33,355
6.00% 3/1/18	581,751	620,383
6.00% 8/1/22	31,747	34,954
7.00% 11/1/14	105	109
7.50% 3/1/15	331	335
8.00% 10/1/14	0	0
8.00% 10/1/16	5,787	6,213
Fannie Mae S.F. 30 yr
5.00% 3/1/34	4,768	5,240
5.50% 4/1/34	4,964,833	5,480,113
5.50% 2/1/37	60,235	66,130
6.00% 11/1/34	3,639	4,090
6.00% 4/1/36	12,174	13,475
6.00% 8/1/36	540,135	597,826
6.00% 9/1/36	1,032,566	1,142,853
6.00% 10/1/36	930,703	1,030,110
6.00% 3/1/37	275,324	306,667
6.00% 8/1/37	1,984,060	2,195,974
6.00% 11/1/37	519,562	575,056
6.00% 1/1/38	312,805	346,215
6.00% 5/1/38	835,368	924,592
6.00% 7/1/38	924,696	1,023,461
6.00% 12/1/38	6,214,712	6,878,157
6.00% 10/1/39	6,269,912	6,939,588
6.00% 11/1/39	874,387	967,779
6.00% 1/1/40	7,518,178	8,321,178
6.00% 4/1/40	1,343,876	1,486,343
6.00% 6/1/40	16,167,631	17,894,462
6.00% 7/1/40	1,112,154	1,230,941
6.00% 2/1/41	5,023,684	5,602,798
6.50% 1/1/34	1,476	1,698
6.50% 4/1/36	2,613	2,977
6.50% 6/1/36	9,028	10,289
6.50% 10/1/36	6,403	7,265
6.50% 8/1/37	1,710	1,940
6.50% 12/1/37	10,870	12,405
6.50% 6/1/29	810	955
7.00% 12/1/34	1,081	1,290
7.00% 12/1/35	1,024	1,220
7.00% 4/1/37	816,049	943,362
7.00% 12/1/37	8,195	9,786
7.50% 6/1/31	10,288	12,620
7.50% 4/1/32	540	666
7.50% 5/1/33	2,380	2,617
7.50% 6/1/34	805	995
9.00% 7/1/20	15,006	17,122
10.00% 8/1/19	12,547	14,403

•Freddie Mac ARM
2.349% 4/1/33	7,613	7,739
2.582% 4/1/34	4,138	4,423
2.76% 7/1/36	93,950	100,810
5.015% 8/1/38	27,816	30,034
5.081% 7/1/38	1,385,327	1,487,415
5.617% 6/1/37	228,361	247,974
5.804% 10/1/36	8,840	9,533
6.11% 10/1/37	185,071	202,708
Freddie Mac S.F. 15 yr
4.00% 11/1/13	8,071	8,150
4.00% 4/1/26	3,892,215	4,143,645
5.00% 4/1/20	93,903	101,610
5.00% 12/1/22	17,068	18,477
5.50% 7/1/24	1,594,375	1,743,323
8.00% 5/1/15	8,036	8,497
Freddie Mac S.F. 30 yr
5.50% 7/1/38	61,770	67,316
5.50% 7/1/40	1,490,670	1,628,690
6.00% 2/1/36	1,949,735	2,146,406
6.00% 1/1/38	924,359	1,016,155
6.00% 8/1/38	3,810,077	4,233,692
6.00% 10/1/38	5,404,092	6,004,936
6.00% 5/1/40	2,906,723	3,195,384
7.00% 11/1/33	9,251	10,936
9.00% 4/1/17	785	878
GNMA I S.F. 15 yr 6.00% 1/15/22	1,316,725	1,447,715
GNMA I S.F. 30 yr
7.00% 12/15/34	33,463	39,345
7.50% 1/15/32	971	1,192
GNMA II S.F. 30 yr
12.00% 6/20/14	582	595
12.00% 2/20/16	253	254
Total Agency Mortgage-Backed Securities (cost $176,077,120)		177,891,421

Commercial Mortgage-Backed Securities– 1.43%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	99,973
•Bank of America Merrill Lynch Commercial Mortgage Securities Series 2005-1 A5 5.343% 11/10/42	330,000	362,987
•Bear Stearns Commercial Mortgage Securities Series 2005-T20 A4A 5.297% 10/12/42	455,000	511,902
t•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,849,041
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	725,000	865,239
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,470,000	1,573,895
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,475,927
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,528,279
•Series 2006-GG6 A4 5.553% 4/10/38	915,000	1,039,284
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.359% 12/15/44	3,558,000	4,006,262
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,327,661
•Series 2007-T27 A4 5.823% 6/11/42	1,520,000	1,797,789
Total Commercial Mortgage-Backed Securities (cost $14,373,592)		16,438,239

Convertible Bonds– 0.83%
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	2,765,000	2,785,738
Medtronic 1.625% exercise price $53.13, expiration date 4/15/13	1,250,000	1,260,156
NuVasive 2.25% exercise price $44.74, expiration date 3/15/13	2,914,000	2,906,715
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	2,555,000	2,545,419
Total Convertible Bonds (cost $9,169,082)		9,498,028

Corporate Bonds– 41.28%
Banking – 7.14%
Abbey National Treasury Services 4.00% 4/27/16	2,325,000	2,420,083
#Bank Nederlandse Gemeenten 144A
1.375% 9/27/17	1,308,000	1,312,571
1.75% 10/6/15	1,000	1,026
Bank of New York Mellon 1.969% 6/20/17	1,830,000	1,896,411
BB&T 5.20% 12/23/15	1,670,000	1,870,175
•Branch Banking & Trust 0.719% 9/13/16	4,500,000	4,369,491
Comerica 3.00% 9/16/15	2,185,000	2,314,260
•#Commonwealth Bank of Australia 144A 0.669% 9/17/14	13,340,000	13,396,787
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	2,008,047
Goldman Sachs Group 3.30% 5/3/15	2,995,000	3,118,445
#HSBC Bank 144A 3.10% 5/24/16	3,440,000	3,628,158
JPMorgan Chase
3.25% 9/23/22	3,100,000	3,149,743
3.45% 3/1/16	7,105,000	7,581,831
•JPMorgan Chase Bank 0.729% 6/13/16	605,000	583,616
KeyBank 5.45% 3/3/16	1,780,000	2,001,722
•#National Australia Bank 144A 0.96% 7/8/14	13,155,000	13,248,413
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,414,660
4.625% 4/19/16	795,000	833,535
•SunTrust Bank 0.721% 8/24/15	585,000	564,741
SunTrust Banks 3.60% 4/15/16	1,505,000	1,609,229
•UBS 1.447% 1/28/14	2,195,000	2,204,627
US Bancorp
3.15% 3/4/15	750,000	795,329
4.20% 5/15/14	1,860,000	1,970,508
•USB Capital IX 3.50% 10/29/49	2,220,000	1,905,071
•#USB Realty 144A 1.602% 12/22/49	200,000	166,016
Wachovia
•0.825% 10/15/16	10,000	9,686
5.625% 10/15/16	20,000	23,194
Wachovia Bank 5.60% 3/15/16	1,655,000	1,865,446
Wells Fargo 2.625% 12/15/16	1,450,000	1,535,779
Wells Fargo Bank
•0.647% 5/16/16	545,000	530,361
4.75% 2/9/15	500,000	541,086
Zions Bancorporation
4.50% 3/27/17	1,695,000	1,751,457
7.75% 9/23/14	475,000	520,140
		82,141,644
Basic Industry – 3.97%
#Anglo American Capital 144A
2.15% 9/27/13	1,095,000	1,102,275
2.625% 9/27/17	1,750,000	1,757,991
ArcelorMittal 4.75% 2/25/17	8,070,000	7,923,280
Barrick Gold 2.90% 5/30/16	5,025,000	5,280,516
BHP Billiton Finance USA 1.875% 11/21/16	6,860,000	7,108,929
Cabot 2.55% 1/15/18	2,675,000	2,746,069
CF Industries 6.875% 5/1/18	4,740,000	5,776,875
Dow Chemical 5.90% 2/15/15	3,415,000	3,806,813
Eastman Chemical 2.40% 6/1/17	3,145,000	3,288,292
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,776,472
Lubrizol 5.50% 10/1/14	790,000	866,050
Rio Tinto Finance USA
1.625% 8/21/17	2,370,000	2,377,537
2.875% 8/21/22	790,000	788,164
		45,599,263

Brokerage – 0.24%
Jefferies Group 5.875% 6/8/14	820,000	879,450
Lazard Group
6.85% 6/15/17	733,000	828,109
7.125% 5/15/15	949,000	1,047,196
		2,754,755
Capital Goods – 1.83%
John Deere Capital 2.00% 1/13/17	3,495,000	3,644,418
Tech Data 3.75% 9/21/17	3,725,000	3,796,554
Thermo Fisher Scientific 1.85% 1/15/18	2,900,000	2,951,814
United Technologies 1.80% 6/1/17	4,425,000	4,594,633
#URS 144A 3.85% 4/1/17	3,585,000	3,613,429
Waste Management 2.60% 9/1/16	2,365,000	2,484,910
		21,085,758
Communications – 4.66%
AT&T 1.70% 6/1/17	6,715,000	6,923,246
Comcast 5.85% 11/15/15	3,300,000	3,795,050
#COX Communications 144A 5.875% 12/1/16	1,550,000	1,820,673
#Crown Castle Towers 144A 3.214% 8/15/15	795,000	827,903
#Deutsche Telekom International Finance 144A
2.25% 3/6/17	2,975,000	3,046,111
3.125% 4/11/16	2,705,000	2,846,961
DIRECTV Holdings
2.40% 3/15/17	1,980,000	2,035,115
3.50% 3/1/16	1,510,000	1,608,123
Discovery Communications 3.70% 6/1/15	2,650,000	2,836,462
eBay 1.35% 7/15/17	675,000	683,883
Rogers Communications 7.50% 3/15/15	1,262,000	1,462,939
Symantec 2.75% 6/15/17	1,600,000	1,646,445
Telecom Italia Capital
4.95% 9/30/14	345,000	357,075
5.25% 11/15/13	300,000	310,125
Time Warner Cable
5.85% 5/1/17	6,205,000	7,398,705
7.50% 4/1/14	1,420,000	1,559,595
8.25% 2/14/14	495,000	544,952
Verizon Communications
•0.972% 3/28/14	2,200,000	2,217,816
2.00% 11/1/16	8,835,000	9,246,058
Virgin Media Secured Finance 6.50% 1/15/18	2,200,000	2,420,000
		53,587,237
Consumer Cyclical – 4.03%
*Brinker International 5.75% 6/1/14	1,000,000	1,068,334
Dollar General 4.125% 7/15/17	465,000	488,250
Ford Motor Credit
3.984% 6/15/16	1,200,000	1,265,894
4.25% 2/3/17	4,285,000	4,558,589
Historic TW 6.875% 6/15/18	480,000	609,093
Lowe's 1.625% 4/15/17	5,440,000	5,554,887
•Target 0.625% 7/18/14	8,700,000	8,736,906
Time Warner
3.15% 7/15/15	2,200,000	2,349,369
5.875% 11/15/16	2,145,000	2,545,911
Viacom 2.50% 12/15/16	4,960,000	5,230,181
Walgreen 1.80% 9/15/17	7,175,000	7,264,587
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,033,850
Western Union 3.65% 8/22/18	610,000	676,458
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,916,670
		46,298,979

Consumer Non-Cyclical – 5.92%
#ADT 144A 2.25% 7/15/17	1,650,000	1,700,177
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,366,301
Anheuser-Busch InBev Worldwide 1.375% 7/15/17	5,450,000	5,522,942
CareFusion 6.375% 8/1/19	980,000	1,175,283
#Express Scripts Holding 144A
2.65% 2/15/17	960,000	1,007,026
3.50% 11/15/16	3,660,000	3,960,728
Ingredion 1.80% 9/25/17	2,460,000	2,469,692
Kraft Foods 2.625% 5/8/13	1,750,000	1,770,615
#Kraft Foods Group 144A 2.25% 6/5/17	5,115,000	5,271,749
Laboratory Corp of America Holdings 2.20% 8/23/17	2,055,000	2,101,338
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,370,134
#Pernod-Ricard 144A 2.95% 1/15/17	3,750,000	3,916,313
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,526,425
5.45% 11/1/15	2,200,000	2,475,763
#SABMiller Holdings 144A 2.45% 1/15/17	7,255,000	7,596,173
Stryker 2.00% 9/30/16	5,005,000	5,222,993
Watson Pharmaceuticals 1.875% 10/1/17	1,825,000	1,847,504
WellPoint 1.875% 1/15/18	5,925,000	5,977,779
#Woolworths 144A
2.55% 9/22/15	4,385,000	4,572,472
3.15% 4/12/16	15,000	15,774
Yale University 2.90% 10/15/14	1,105,000	1,161,921
		68,029,102
Electric – 1.28%
Appalachian Power 3.40% 5/24/15	1,445,000	1,530,002
Commonwealth Edison 1.95% 9/1/16	4,405,000	4,567,342
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,063,581
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	2,111,344
Public Service Electric & Gas 2.70% 5/1/15	1,400,000	1,473,871
		14,746,140
Energy – 4.77%
*Apache 1.75% 4/15/17	3,490,000	3,607,767
#BG Energy Capital 144A 2.875% 10/15/16	3,535,000	3,753,505
Noble Holding International 3.05% 3/1/16	6,710,000	7,011,870
Occidental Petroleum 1.50% 2/15/18	3,630,000	3,699,220
Petrobras International Finance 3.50% 2/6/17	5,455,000	5,718,658
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,352,436
#Schlumberger Investment 144A 1.95% 9/14/16	2,875,000	2,972,862
#Schlumberger Norge 144A 1.95% 9/14/16	3,675,000	3,800,093
Sempra Energy 2.30% 4/1/17	3,460,000	3,624,956
Shell International Finance 3.10% 6/28/15	980,000	1,048,236
Statoil 1.80% 11/23/16	5,225,000	5,433,587
Total Capital International 2.70% 1/25/23	2,165,000	2,211,703
Transocean
2.50% 10/15/17	2,025,000	2,038,622
5.05% 12/15/16	2,735,000	3,059,169
Weatherford Bermuda 5.15% 3/15/13	16,000	16,290
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,167,218
8.125% 3/1/14	290,000	316,570
		54,832,762
Finance Companies – 1.06%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,167,577
#ERAC USA Finance 144A
2.25% 1/10/14	3,120,000	3,161,322
2.75% 7/1/13	585,000	593,426
General Electric Capital
•0.649% 9/15/14	1,390,000	1,383,182
2.30% 4/27/17	1,370,000	1,409,803
#144A 3.80% 6/18/19	1,605,000	1,696,146

#Hyundai Capital America 144A
2.125% 10/2/17	260,000	260,343
4.00% 6/8/17	1,445,000	1,560,247
		12,232,046
Insurance – 1.24%
American International Group 8.25% 8/15/18	2,935,000	3,783,309
•Chubb 6.375% 3/29/67	1,190,000	1,273,300
MetLife
1.756% 12/15/17	3,605,000	3,635,365
6.75% 6/1/16	2,015,000	2,413,791
#Metropolitan Life Global Funding I 144A 3.125% 1/11/16	2,965,000	3,159,101
Prudential Financial 3.875% 1/14/15	30,000	31,881
		14,296,747
Natural Gas – 1.69%
Energy Transfer Partners 8.50% 4/15/14	93,000	102,508
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,637,673
9.75% 1/31/14	805,000	896,948
ONEOK Partners 2.00% 10/1/17	5,785,000	5,899,236
Plains All American Pipeline 3.95% 9/15/15	2,460,000	2,674,701
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,585,446
•6.35% 5/15/67	415,000	444,215
Williams Partners 7.25% 2/1/17	4,236,000	5,155,974
		19,396,701
Real Estate – 0.75%
Health Care REIT 3.625% 3/15/16	2,490,000	2,630,396
Simon Property Group 2.80% 1/30/17	5,650,000	5,953,744
		8,584,140
Technology – 1.80%
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,893,022
3.30% 12/9/16	1,565,000	1,632,963
International Business Machines 1.25% 2/6/17	6,800,000	6,919,475
National Semiconductor 6.60% 6/15/17	925,000	1,158,504
#Seagate Technology International 144A 10.00% 5/1/14	1,205,000	1,328,513
Xerox
•1.257% 5/16/14	1,410,000	1,408,582
4.25% 2/15/15	3,500,000	3,719,300
6.35% 5/15/18	2,250,000	2,644,866
		20,705,225
Transportation – 0.90%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,719,490
Caterpillar 1.50% 6/26/17	3,665,000	3,746,540
CSX 5.60% 5/1/17	950,000	1,118,597
Penske Truck Leasing 144A
#3.375% 3/15/18	1,720,000	1,723,239
#3.75% 5/11/17	1,950,000	2,002,529
		10,310,395
Total Corporate Bonds (cost $461,260,828)		474,600,894

Municipal Bonds– 1.41%
California State Department of Water Resources Power Supply Revenue 5.00% 5/1/13	4,370,000	4,493,933
Railsplitter Tobacco Settlement Authority, Illinois Revenue 5.00% 6/1/15	1,475,000	1,612,883
State of California 2.50% 6/20/13	10,000,000	10,163,300
Total Municipal Bonds (cost $16,142,484)		16,270,116

Non-Agency Asset Backed Securities– 20.12%
•Ally Master Owner Trust
Series 2010-4 A 1.291% 8/15/17	3,465,000	3,527,214
Series 2011-1 A1 1.091% 1/15/16	8,470,000	8,528,875
Series 2012-3 A1 0.921% 6/15/17	6,500,000	6,544,272

•American Express Credit Account Master Trust
Series 2010-1 B 0.821% 11/16/15	400,000	400,706
Series 2011-1 A 0.391% 4/17/17	3,270,000	3,277,184
Series 2011-1 B 0.921% 4/17/17	1,250,000	1,261,050
Series 2011-2 A 0.341% 6/15/16	2,310,000	2,312,201
•Ameriquest Mortgage Securities Series 2003-11 AF6 5.57% 12/25/33	29,207	29,793
•#ARI Fleet Lease Trust Series 2012-A A 144A 0.771% 3/15/20	3,850,564	3,850,564
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.261% 11/15/19	2,150,000	2,125,647
Series 2007-A6 A6 0.281% 9/15/16	2,115,000	2,116,072
Series 2008-C5 C5 4.971% 3/15/16	7,550,000	7,859,663
BMW Vehicle Lease Trust Series 2012-1 A3 0.75% 2/20/15	3,075,000	3,090,932
•#Cabela's Master Credit Card Trust 144A
Series 2010-2A A2 0.921% 9/17/18	2,295,000	2,317,523
Series 2012-2A A2 0.701% 6/15/20	9,000,000	9,021,177
Capital One Multi-Asset Execution Trust
•Series 2004-A1 A1 0.431% 12/15/16	2,860,000	2,866,040
•Series 2006-A5 A5 0.281% 1/15/16	2,445,000	2,444,435
•Series 2007-A5 A5 0.261% 7/15/20	5,250,000	5,197,211
Series 2007-A7 A7 5.75% 7/15/20	665,000	816,018
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	38,357	38,584
•Chase Issuance Trust Series 2012-A6 A 0.358% 8/15/17	6,000,000	6,000,018
•#Chesapeake Funding 144A
Series 2009-2A A 1.971% 9/15/21	9,304,861	9,379,300
Series 2012-1A A 0.978% 11/7/23	4,080,000	4,090,094
•#Citibank Omni Master Trust Series 2009-A14A A14 144A 2.971% 8/15/18	7,875,000	8,243,897
•#CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.021% 12/15/15	10,000,000	10,015,550
Conseco Financial Series GT 1997-6 A8 7.07% 1/15/29	244,580	265,244
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	235,000	287,638
•Series 2010-A1 A1 0.871% 9/15/15	4,000,000	4,009,884
•Series 2011-A1 A1 0.571% 8/15/16	1,495,000	1,501,544
•Series 2011-A3 A 0.431% 3/15/17	4,580,000	4,589,801
•Series 2011-A4 A4 0.571% 5/15/19	1,000,000	1,003,984
•Series 2012-A4 A4 0.61% 11/15/19	5,135,000	5,153,337
•Discover Card Master Trust I Series 2005-4 A2 0.311% 6/16/15	3,600,000	3,600,241
#Enterprise Fleet Financing 144A
Series 2011-3 A2 1.62% 5/20/17	3,549,074	3,570,827
Series 2012-1 A2 1.14% 11/20/17	470,000	471,766
•Ford Credit Floorplan Master Owner Trust
#Series 2010-3 A2 144A 1.921% 2/15/17	7,375,000	7,591,051
Series 2011-1 A2 0.821% 2/15/16	3,485,000	3,506,576
GE Capital Credit Card Master Note Trust
•Series 2011-2 A 0.701% 5/15/19	1,750,000	1,767,908
•Series 2011-3 A 0.451% 9/15/16	3,600,000	3,603,506
Series 2012-6 A 1.36% 8/17/20	1,005,000	1,013,832
•GE Dealer Floorplan Master Note Trust
Series 2012-1 A 0.789% 2/20/17	3,605,000	3,633,274
Series 2012-2 A 0.969% 4/22/19	12,770,000	12,909,358
Series 2012-3 A 0.709% 6/20/17	8,355,000	8,396,341
#Golden Credit Card Trust 144A
•Series 2011-2A A 0.621% 10/15/15	2,665,000	2,671,038
Series 2012-2A A1 1.77% 1/15/19	940,000	968,567
•Series 2012-3A A 0.671% 7/17/17	7,725,000	7,753,365
Series 2012-5A A 0.79% 9/15/17	1,245,000	1,245,875
•#Gracechurch Card Funding Series 2012-1A A1 144A 0.921% 2/15/17	7,315,000	7,359,709
MBNA Credit Card Master Note Trust Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,659,545
•#Navistar Financial Dealer Note Master Trust 144A
Series 2009-1 A 1.667% 10/26/15	5,255,000	5,259,730
Series 2011-1 A 1.367% 10/25/16	1,390,000	1,400,100
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	1,745,000	1,747,202

•Nissan Master Owner Trust Receivables
#Series 2010-AA A 144A 1.371% 1/15/15	4,165,000	4,177,853
Series 2012-A A 0.691% 5/15/17	6,670,000	6,701,763
•#Penarth Master Issuer Series 2011-2A A1 144A 0.97% 11/18/15	3,100,000	3,111,653
•#PFS Financing 144A
Series 2010-DA A 1.671% 2/15/15	3,075,000	3,082,783
Series 2012-AA A 1.421% 2/15/16	3,295,000	3,306,249
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	22,582
Series 2006-KS3 AI3 0.387% 4/25/36	60,740	58,053
•Residential Funding Mortgage Securities II Series 2001-HS2 A5 6.92% 4/25/31	1,202	1,201
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.621% 10/15/15	1,840,000	1,868,463
•#Volkswagen Credit Auto Master Trust Series 2011-1A 144A 0.899% 9/20/16	5,640,000	5,677,906
Total Non-Agency Asset Backed Securities (cost $230,801,705)		231,303,769

Non-Agency Collateralized Mortgage Obligations– 0.03%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	51,358	51,546
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	60,403	63,771
Series 2005-6 7A1 5.50% 7/25/20	44,011	45,835
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33	138	124
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	31,034	31,987
t•Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 3.105% 5/25/33	9,650	9,821
Series 2003-46 1A1 2.829% 1/19/34	9,638	9,684
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	12,727	13,485
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33	7,931	7,888
Series 2005-6 7A1 5.324% 6/25/35	35,780	35,357
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	7,879	8,010
tWashington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	30,302	31,440
Total Non-Agency Collateralized Mortgage Obligations (cost $278,824)		308,948

U.S. Treasury Obligations – 13.49%
U.S. Treasury Inflation Indexed Bond 2.00% 1/15/14	10,731,447	11,211,049
U.S. Treasury Notes
0.625% 8/31/17	52,285,000	52,325,835
0.625% 9/30/17	30,335,000	30,335,000
*1.625% 8/15/22	14,785,000	14,771,146
3.125% 8/31/13	45,225,000	46,442,186
Total U.S. Treasury Obligations (cost $154,753,474)		155,085,216

	Number of
	Shares
Preferred Stock– 0.25%
•PNC Financial Services Group 8.25%	2,765,000	2,883,751
Total Preferred Stock (cost $2,587,573)		2,883,751

	Principal
	Amount
	(U.S. $)
ΔSovereign Bond– 0.15%
Norway – 0.15%
#Kommunalbanken 144A 1.00% 9/26/17	$1,726,000	1,728,611
Total Sovereign Bond (cost $1,720,045)		1,728,611

Short-Term Investments– 11.75%
≠Discount Notes – 2.89%
Federal Home Loan Bank
0.05% 10/26/12	19,971,759	19,971,619
0.095% 11/28/12	13,289,302	13,288,877
		33,260,496

Repurchase Agreements – 4.32%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $39,359,497
(collateralized by U.S. Government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $40,146,253)	39,359,070	39,359,070

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $10,289,551
(collateralized by U.S. Government obligations 0.875%
2/28/17; market value $10,495,196)	10,289,406	10,289,406
		49,648,476
≠U.S. Treasury Obligations – 4.54%
U.S. Treasury Bills
0.042% 10/25/12	23,846,876	23,845,994
0.05% 11/15/12	14,612,727	14,611,455
0.10% 10/4/12	13,754,540	13,754,485
		52,211,934
Total Short-Term Investments (cost $135,119,256)		135,120,906

Total Value of Securities Before Securities Lending Collateral – 107.54%
(cost $1,217,550,417)		1,236,505,043

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1	64,141	64,141
†@Mellon GSL Reinvestment Trust II	66,475	0
Total Money Market (cost $130,616)		64,141

Total Value of Securities – 107.55%
(cost $1,217,681,033)		1,236,569,184	©
**Obligation to Return Securities Lending Collateral – (0.01%)		(130,616)
Other Liabilities Net of Receivables and Other Assets – (7.54%)		(86,642,857	)z«
Net Assets Applicable to 113,650,755 Shares Outstanding – 100.00%		$1,149,795,711

•Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $218,145,449, which represented 18.97% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes" for additional information on securities lending collateral.
†Non income producing security.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes."
©Includes $125,720 of securities loaned.
zOf this amount, $163,326,449 represents payable for securities purchased as of September 30, 2012.
«Includes foreign currency valued at $2,007,794 with a cost of $2,010,528.

The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
JPMC	EUR	2,356,003	USD	(3,028,642)	11/6/12	$152

Swap Contracts
CDS Contracts

						Unrealized
	Swap &	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	9,150,000	5.00%	12/20/17	(36,276)
BCLY	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	15,290,000	5.00%	12/20/17	(41,428)
BCLY	Kingdom of Spain
	5 yr CDS	USD	10,210,000	1.00%	3/20/17	(117,555)
HSBC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	3,830,000	5.00%	12/20/17	(10,377)
JPMC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	24,360,000	5.00%	12/20/17	(68,802)
MSC	People’s Republic of China
	5 yr CDS	USD	4,649,000	1.00%	12/20/16	(259,105)
MSC	Republic of France
	5 yr CDS		2,336,000	0.25%	12/20/16	(105,981)
Total						$(639,524)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of American Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
EUR – European Monetary Unit
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USD – United States Dollar
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,217,707,492
Aggregate unrealized appreciation	$20,431,919
Aggregate unrealized depreciation	(1,570,227)
Net unrealized appreciation	$18,861,692

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$7,359,709	$423,090,109	$10,867,703	$441,317,521
Corporate Debt	-	484,098,922	-	484,098,922
Foreign Debt	-	1,728,611	-	1,728,611
Municipal Bonds	-	16,270,116	-	16,270,116
U.S. Treasury Obligations	-	155,085,216	-	155,085,216
Short-Term Investments	-	135,120,906	-	135,120,906
Securities Lending Collateral	-	64,141	-	64,141
Preferred Stock	-	2,883,751	-	2,883,751
Total	$7,359,709	$1,218,341,772	$10,867,703	$1,236,569,184

Foreign Currency Exchange Contracts	$-	$152	$-	$152
Swap Contracts	$-	$(639,524)	$-	(639,524)

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series' policy is to recognize transfers between levels at the end of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at September 30, 2012.

Swap Contracts – The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Series has posted $1,350,000 as collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $125,720, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $64,141. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP ® Trust - Delaware VIP REIT Series

September 30, 2012

	Number of
	Shares	Value
Common Stock – 97.57%
Diversified REITs – 3.27%
Lexington Realty Trust	359,679	$3,474,499
Vornado Realty Trust	124,493	10,090,158
		13,564,657
Healthcare REITs – 11.92%
HCP	368,785	16,403,556
Health Care REIT	198,745	11,477,524
Healthcare Realty Trust	265,925	6,129,571
Ventas	249,574	15,535,982
		49,546,633
Hotel REITs – 6.00%
Host Hotels & Resorts	747,878	12,003,442
LaSalle Hotel Properties	36,989	987,236
Starwood Hotels & Resorts Worldwide	80,605	4,671,866
†Strategic Hotels & Resorts	442,689	2,660,561
Summit Hotel Properties	161,600	1,380,064
†Sunstone Hotel Investors	292,270	3,214,970
		24,918,139
Industrial REITs – 6.85%
DCT Industrial Trust	378,433	2,448,462
EastGroup Properties	86,530	4,603,396
†First Industrial Realty Trust	282,825	3,716,321
ProLogis	505,302	17,700,728
		28,468,907
Mall REITs – 18.44%
CBL & Associates Properties	162,387	3,465,339
General Growth Properties	425,602	8,290,727
Macerich	192,335	11,007,332
Simon Property Group	338,328	51,361,573
Taubman Centers	32,525	2,495,643
		76,620,614
Manufactured Housing REITs – 1.26%
Equity Lifestyle Properties	76,639	5,220,649
		5,220,649
Multifamily REITs – 16.04%
Apartment Investment & Management	190,400	4,948,496
AvalonBay Communities	94,440	12,842,895
BRE Properties	76,754	3,598,995
Camden Property Trust	131,785	8,498,815
Colonial Properties Trust	162,325	3,416,941
Education Realty Trust	422,375	4,603,888
Equity Residential	325,200	18,708,755
Essex Property Trust	39,495	5,854,739
UDR	168,361	4,178,720
		66,652,244
Office REITs – 11.18%
Boston Properties	189,215	20,929,071
Brandywine Realty Trust	395,425	4,820,231
Corporate Office Properties Trust	128,825	3,087,935
Douglas Emmett	110,725	2,554,426
Kilroy Realty	83,215	3,726,368
Parkway Properties	141,375	1,890,184
SL Green Realty	117,988	9,447,299
		46,455,514

Office/Industrial REITs – 4.95%
Digital Realty Trust	68,695	4,798,346
Duke Realty	84,475	1,241,783
Liberty Property Trust	264,455	9,583,848
PS Business Parks	74,090	4,950,694
		20,574,671
Self-Storage REITs – 4.96%
Extra Space Storage	113,975	3,789,669
Public Storage	120,907	16,826,627
		20,616,296
Shopping Center REITs – 9.40%
Acadia Realty Trust	46,400	1,151,648
*DDR	480,702	7,383,583
Federal Realty Investment Trust	72,589	7,643,622
Kimco Realty	369,744	7,494,711
Ramco-Gershenson Properties Trust	250,600	3,140,018
Regency Centers	164,414	8,011,894
Tanger Factory Outlet Centers	131,225	4,242,504
		39,067,980
Single Tenant REIT – 1.89%
*National Retail Properties	257,772	7,862,046
		7,862,046
Specialty REITs – 1.41%
American Tower	44,500	3,176,855
Rayonier	54,969	2,694,031
		5,870,886
Total Common Stock (cost $361,249,498)		405,439,236

	Principal
	Amount
Short-Term Investments – 3.54%
≠Discount Notes – 0.71%
Federal Home Loan Bank Discount Notes
0.050% 10/26/12	$2,245,899	2,245,883
0.095% 11/28/12	701,223	701,201
		2,947,084
Repurchase Agreements– 1.52%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $5,028,186
(collateralized by U.S. Government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $5,128,695)	5,028,132	5,028,132

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $1,314,493
(collateralized by U.S. Government obligations 0.875%
2/28/17; market value $1,340,764)	1,314,474	1,314,474
		6,342,606
≠U.S. Treasury Obligations – 1.31%
United States Treasury Bills
0.042% 10/25/12	2,681,670	2,681,572
0.050% 11/15/12	939,458	939,376
0.10% 10/4/12	1,808,546	1,808,538
		5,429,486
Total Short-Term Investments (cost $14,719,067)		14,719,176

Total Value of Securities Before Securities Lending Collateral – 101.11%
(cost $375,968,565)		420,158,412

	Number of
	Shares
**Securities Lending Collateral – 1.84%
Investment Companies
Delaware Investments Collateral Fund No.1	7,649,939	7,649,939
†@ Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral (cost $8,968,917)		7,649,939

Total Value of Securities – 102.95%
(cost $384,937,482)		427,808,351 ©
**Obligation to Return Securities Lending Collateral – (2.16%)		(8,968,917)
Other Liabilities Net of Receivables and Other Assets – (0.79%)		(3,303,823)
Net Assets Applicable to 34,323,984 Shares Outstanding – 100.00%		$415,535,611

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in “Notes.”
*Fully or partially on loan.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $8,790,712 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$405,159,718
Aggregate unrealized appreciation	$46,200,334
Aggregate unrealized depreciation	(23,551,701)
Net unrealized appreciation	$22,648,633

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $108,652,848 may be carried forward and applied against future capital gains. Capital loss carryforwards expire as follows: $16,949,182 expires in 2016 and $91,703,666 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$405,439,236	$-	$-	$405,439,236
Securities Lending Collateral	-	7,649,939	-	7,649,939
Short-Term Investments	-	14,719,176	-	14,719,176
Total	$405,439,236	$22,369,115	$-	$427,808,351

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Options Contracts — During the period ended September 30, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended September 30, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	135	$77,850
Options terminated in closing purchase transactions	(135)	(77,850)
Options outstanding at September 30, 2012	-	$-

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $8,790,712, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $7,649,939. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust - Delaware VIP Small Cap Value Series

September 30, 2012

	Number of
	Shares	Value
Common Stock – 96.45%
Basic Industry – 7.91%
Albemarle	249,300	$13,133,124
Cytec Industries	221,300	14,499,576
†Ferro	77,500	265,825
*Fuller (H.B.)	343,800	10,547,784
Glatfelter	401,400	7,148,934
Kaiser Aluminum	191,300	11,170,007
Valspar	229,200	12,858,120
		69,623,370
Business Services – 1.44%
Brink's	214,500	5,510,505
United Stationers	222,300	5,784,246
Viad	67,200	1,401,792
		12,696,543
Capital Spending – 8.82%
Actuant Class A	360,400	10,314,648
Altra Holdings	396,300	7,212,660
Chicago Bridge & Iron	334,800	12,752,532
Gardner Denver	199,200	12,033,672
Regal Beloit	221,100	15,583,128
†United Rentals	602,300	19,701,233
		77,597,873
Consumer Cyclical – 2.00%
*Autoliv	98,100	6,079,257
Knoll	384,000	5,356,800
†Meritage Homes	162,200	6,168,466
		17,604,523
Consumer Services – 13.41%
†Big Lots	275,200	8,140,416
Brinker International	236,700	8,355,510
Cato Class A	299,900	8,910,029
CEC Entertainment	214,200	6,451,704
Cheesecake Factory	294,600	10,531,949
†Children's Place Retail Stores	132,500	7,950,000
Finish Line Class A	383,800	8,727,612
†Genesco	78,300	5,224,959
Guess	209,700	5,330,574
†Jack in the Box	284,000	7,983,240
Men's Wearhouse	270,500	9,313,315
*Meredith	203,500	7,122,500
Rent-A-Center	153,500	5,384,780
Stage Stores	374,025	7,876,967
†Warnaco Group	121,700	6,316,230
Wolverine World Wide	96,950	4,301,672
		117,921,457
Consumer Staples – 1.18%
Harris Teeter Supermarkets	267,000	10,370,280
		10,370,280
Energy – 7.01%
†Forest Oil	564,000	4,765,800
†Helix Energy Solutions Group	650,700	11,888,289
*Patterson-UTI Energy	522,900	8,282,736
Southwest Gas	310,000	13,702,000
†Whiting Petroleum	485,700	23,012,466
		61,651,291
Financial Services – 21.59%
Bank of Hawaii	305,400	13,932,348
Berkley (W.R.)	137,743	5,163,985
Boston Private Financial Holdings	726,000	6,962,340
Comerica	109,931	3,413,358
Community Bank System	474,500	13,376,155
CVB Financial	291,100	3,475,734
East West Bancorp	871,436	18,404,727
First Financial Bancorp	587,400	9,932,934
First Midwest Bancorp	474,000	5,948,700
Hancock Holding	405,100	12,537,845
Independent Bank	403,500	12,141,315
Infinity Property & Casualty	277,500	16,758,225
NBT Bancorp	553,300	12,211,331
Platinum Underwriters Holdings	449,700	18,379,239
S&T Bancorp	251,600	4,430,676
Selective Insurance Group	751,900	14,278,581

StanCorp Financial Group	125,900	3,933,116
Univest Corporation of Pennsylvania	65,800	1,184,400
Validus Holdings	233,921	7,932,261
WesBanco	266,200	5,513,002
		189,910,272
Health Care – 6.68%
Cooper	114,700	10,834,562
†Haemonetics	105,900	8,493,180
*Owens & Minor	248,450	7,423,686
Service Corp. International	820,500	11,043,930
Teleflex	145,100	9,988,684
Universal Health Services Class B	240,400	10,993,492
		58,777,534
Real Estate – 4.22%
†Alexander & Baldwin	308,871	9,120,961
Brandywine Realty Trust	530,233	6,463,540
Education Realty Trust	400,000	4,360,000
*Government Properties Income Trust	158,000	3,697,200
Highwoods Properties	229,600	7,489,552
Washington Real Estate Investment Trust	222,100	5,956,722
		37,087,975
Technology – 16.50%
*Black Box	176,702	4,507,668
†Brocade Communications Systems	1,410,200	8,341,333
†Cirrus Logic	583,900	22,415,920
†Compuware	1,425,400	14,125,714
†Electronics for Imaging	324,400	5,388,284
†NetScout Systems	292,800	7,469,328
†ON Semiconductor	1,252,300	7,726,691
†Parametric Technology	590,800	12,879,440
†Premiere Global Services	808,050	7,555,268
†QAD
Class A	143,400	1,947,372
@Class B	35,850	478,598
†RF Micro Devices	1,293,600	5,109,720
†Synopsys	572,300	18,897,346
†Tech Data	202,600	9,177,780
*†Teradyne	525,200	7,468,344
*†Vishay Intertechnology	1,185,000	11,648,550
		145,137,356
Transportation – 2.84%
†Kirby	130,000	7,186,400
Matson	314,200	6,569,922
†Saia	244,000	4,914,160
Werner Enterprises	294,900	6,302,013
		24,972,495
Utilities – 2.85%
Black Hills	160,100	5,694,757
El Paso Electric	325,800	11,158,650
NorthWestern	225,900	8,184,357
		25,037,764
Total Common Stock (cost $635,366,857)		848,388,733

	Principal
	Amount
Short-Term Investments – 3.69%
≠Discount Notes – 0.95%
Federal Home Loan Bank
0.05% 10/26/12	$4,404,313	4,404,283
0.095% 11/28/12	3,936,935	3,936,809
		8,341,092
Repurchase Agreements – 1.41%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $9,860,509
(collateralized by U.S. government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $10,057,611)	9,860,402	9,860,402

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $2,577,782
(collateralized by U.S. government obligations 0.875%
2/28/17; market value $2,629,301)	2,577,746	2,577,746
		12,438,148
≠U.S. Treasury Obligations – 1.33%
U.S. Treasury Bills
0.042% 10/25/12	5,258,881	5,258,686
0.05% 11/15/12	3,678,076	3,677,756
0.10% 10/4/12	2,736,369	2,736,359
		11,672,801
Total Short-Term Investments (cost $32,451,567)		32,452,041

Total Value of Securities Before Securities Lending Collateral – 100.14%
(cost $667,818,424)		880,840,774

	Number of
	Shares
**Securities Lending Collateral – 0.16%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	1,383,808	1,383,808
†@Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral (cost $2,481,185)		1,383,808

Total Value of Securities – 100.30%
(cost $670,299,609)		882,224,582 ©
**Obligation to Return Securities Lending Collateral – (0.28%)		(2,481,185)
Other Liabilities Net of Receivables and Other Assets – (0.02%)		(142,591)
Net Assets Applicable to 27,313,338 Shares Outstanding – 100.00%		$879,600,806

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $478,598, which represented 0.05% of the Series’ net assets. See Note 4 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $2,401,407 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$670,783,148
Aggregate unrealized appreciation	$264,023,226
Aggregate unrealized depreciation	(52,581,792)
Net unrealized appreciation	$211,441,434

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$848,388,733	$-	$-	$848,388,733
Securities Lending Collateral	-	1,383,808	-	1,383,808
Short-Term Investments	-	32,452,041	-	32,452,041
Total	$848,388,733	$33,835,849	$-	$882,224,582

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series' net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of the securities on loan was $2,401,407, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $1,383,808. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

September 30, 2012

	Number of
	Shares	Value
²Common Stock – 98.32%
Consumer Discretionary – 11.55%
†Apollo Group Class A	137,200	$3,985,660
†Liberty Interactive Class A	659,325	12,197,513
NIKE Class B	109,125	10,357,054
†priceline.com	22,525	13,936,893
*Staples	582,000	6,704,640
		47,181,760
Consumer Staples – 2.97%
Walgreen	333,000	12,134,520
		12,134,520
Energy – 9.17%
EOG Resources	181,500	20,337,075
Kinder Morgan	482,130	17,125,258
		37,462,333
Financial Services – 18.65%
CME Group	150,500	8,623,650
†IntercontinentalExchange	105,650	14,094,767
MasterCard Class A	43,775	19,763,537
Progressive	619,850	12,855,689
Visa Class A	155,475	20,877,183
		76,214,826
Healthcare – 9.97%
Allergan	193,225	17,695,545
Novo Nordisk ADR	92,175	14,546,137
Perrigo	73,075	8,489,123
		40,730,805
Materials & Processing – 2.92%
Syngenta ADR	159,425	11,932,961
		11,932,961
Producer Durables – 6.69%
Caterpillar	67,250	5,786,190
†Crown Castle International	336,450	21,566,445
		27,352,635
Technology – 36.40%
†Adobe Systems	417,075	13,538,255
Apple	55,750	37,199,744
†BMC Software	348,325	14,452,004
†Google Class A	25,825	19,484,963
Intuit	261,350	15,388,288
†Polycom	396,725	3,915,676
QUALCOMM	325,625	20,348,305
†Teradata	158,450	11,948,715
†VeriSign	255,150	12,423,254
		148,699,204
Total Common Stock (cost $312,636,151)		401,709,044

Warrant – 0.18%
†Kinder Morgan CW17	207,592	724,496
Total Warrant (cost $391,905)		724,496

	Principal
	Amount
Short-Term Investments – 1.63%
≠Discount Notes – 0.41%
Federal Home Loan Bank
0.05% 10/26/12	$945,988	945,981
0.95% 11/28/12	722,630	722,607
		1,668,588
Repurchase Agreements – 0.65%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $2,117,906
(collateralized by U.S. government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $2,160,240)	2,117,883	2,117,883

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $553,673
(collateralized by U.S. government obligations 0.875%
2/28/17; market value $564,739)	553,665	553,665
		2,671,548

≠U.S. Treasury Obligations – 0.57%
U.S. Treasury Bills
0.042% 10/25/12	1,129,538	1,129,496
0.05% 11/15/12	694,998	694,937
0.10% 10/4/12	500,073	500,071
		2,324,504
Total Short-Term Investments (cost $6,664,552)		6,664,640

Total Value of Securities Before Securities Lending Collateral – 100.13%
(cost $319,692,608)		409,098,180

	Number of
	Shares
**Securities Lending Collateral – 0.06%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	261,069	261,069
†@Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral (cost $536,195)		261,069

Total Value of Securities – 100.19%
(cost $320,228,803)		409,359,249
**Obligation to Return Securities Lending Collateral – (0.13%)		(536,195)
Other Liabilities Net of Receivables and Other Assets – (0.06%)		(256,738)
Net Assets Applicable to 40,301,213 Shares Outstanding – 100.00%		$408,566,316

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
@Illiquid security. At September 30, 2012, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $514,840 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$325,175,688
Aggregate unrealized appreciation	$97,863,002
Aggregate unrealized depreciation	(13,679,441)
Net unrealized appreciation	$84,183,561

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $11,852,525 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$401,709,044	$-	$-	$401,709,044
Securities Lending Collateral	-	261,069	-	261,069
Short-Term Investments	-	6,664,640	-	6,664,640
Warrant	724,496	-	-	724,496
Total	$402,433,540	$6,925,709	$-	$409,359,249

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of the securities on loan was $514,840, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $261,069. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust - Delaware VIP Value Series

September 30, 2012

	Number of
	Shares	Value
Common Stock – 98.82%
Consumer Discretionary – 6.25%
Comcast Class A	470,500	$16,829,785
Lowe's	579,000	17,508,960
		34,338,745
Consumer Staples – 14.47%
Archer-Daniels-Midland	610,800	16,601,544
CVS Caremark	324,100	15,692,922
Kimberly-Clark	185,900	15,946,502
†Kraft Foods Class A	376,000	15,547,600
*Safeway	978,100	15,737,629
		79,526,197
Energy – 16.01%
Chevron	152,900	17,822,024
ConocoPhillips	285,300	16,313,454
Halliburton	539,200	18,165,648
Marathon Oil	577,800	17,085,546
Williams	531,600	18,590,052
		87,976,724
Financials – 12.07%
Allstate	416,700	16,505,487
Bank of New York Mellon	743,700	16,822,494
Marsh & McLennan	481,200	16,327,116
Travelers	243,700	16,634,962
		66,290,059
Healthcare – 18.16%
Baxter International	285,600	17,210,256
Cardinal Health	432,700	16,862,319
Johnson & Johnson	246,500	16,986,315
Merck	358,500	16,168,350
Pfizer	687,041	17,072,969
Quest Diagnostics	243,900	15,470,577
		99,770,786
Industrials – 8.68%
Northrop Grumman	244,700	16,255,421
Raytheon	279,100	15,953,356
Waste Management	482,400	15,475,392
		47,684,169
Information Technology – 11.39%
Cisco Systems	837,800	15,993,602
Intel	621,900	14,104,692
Motorola Solutions	340,571	17,215,864
Xerox	2,079,100	15,260,594
		62,574,752
Materials – 3.00%
duPont (E.I.) deNemours	328,400	16,508,668
		16,508,668
Telecommunications – 6.02%
AT&T	442,624	16,686,925
Verizon Communications	359,800	16,396,086
		33,083,011
Utilities – 2.77%
Edison International	332,500	15,191,925
		15,191,925
Total Common Stock (cost $409,176,957)		542,945,036

	Principal
	Amount
Short-Term Investments – 1.12%
≠Discount Notes – 0.25%
Federal Home Loan Bank
0.05% 10/26/12	$801,907	801,902
0.095% 11/28/12	553,205	553,187
		1,355,089
Repurchase Agreements – 0.41%
Bank of America 0.13%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $1,795,334
(collateralized by U.S. government obligations 0.625%-0.75%
12/15/13-6/30/17; market value $1,831,221)	1,795,315	1,795,315

BNP Paribas 0.17%, dated 9/28/12, to be
repurchased on 10/1/12, repurchase price $469,345
(collateralized by U.S. government obligations 0.875%
2/28/17; market value $478,725)	469,338	469,338
		2,264,653
≠U.S. Treasury Obligations – 0.46%
U.S. Treasury Bill
0.042% 10/25/12	957,501	957,466
0.05% 11/15/12	514,563	514,518
0.10% 10/4/12	1,073,457	1,073,452
		2,545,436
Total Short-Term Investments (cost $6,165,106)		6,165,178

Total Value of Securities Before Securities Lending Collateral – 99.94%
(cost $415,342,063)		549,110,214

	Number of
	Shares
**Securities Lending Collateral – 0.02%
Investment Companies
Delaware Investments Collateral Fund No. 1	98,916	98,916
@† Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral (cost $386,199)		98,916

Total Value of Securities – 99.96%
(cost $415,728,262)		549,209,130	©
**Obligation to Return Securities Lending Collateral – (0.07%)		(386,199)
Receivables and Other Assets Net of Other Liabilities – 0.11%		620,699
Net Assets Applicable to 28,062,909 Shares Outstanding – 100.00%		$549,443,630

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $376,603 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$419,006,526
Aggregate unrealized appreciation	$144,033,217
Aggregate unrealized depreciation	(13,830,613)
Net unrealized appreciation	$130,202,604

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $105,606,498 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $62,671,693 expires in 2016 and $42,934,805 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$542,945,036	$-	$-	$542,945,036
Securities Lending Collateral	-	98,916	-	98,916
Short-Term Investments	-	6,165,178	-	6,165,178
Total	$542,945,036	$6,264,094	-	$549,209,130

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At September 30, 2012, the value of securities on loan was $376,603, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2012, the value of invested collateral was $98,916. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: